PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 48.7% of Net Assets
22,416	iShares® Core U.S. Aggregate Bond ETF	$2,444,913
11,234	iShares® Edge MSCI Min Vol Emerging Markets ETF	665,839
14,650	iShares® JP Morgan USD Emerging Markets Bond ETF	1,612,379
52,690	SPDR® Bloomberg Barclays International Treasury Bond ETF	1,469,524
7,847	Vanguard FTSE All World ex-U.S. Small-Cap ETF	817,108
19,958	Vanguard FTSE Developed Markets ETF	815,683
13,667	Vanguard FTSE Emerging Markets ETF	580,847
15,231	Vanguard FTSE Europe ETF	816,534
12,408	Vanguard FTSE Pacific ETF	817,191
28,378	Vanguard Intermediate-Term Corporate Bond ETF	2,465,197
12,472	Vanguard Mid-Cap ETF	2,004,874
25,769	Vanguard Total International Bond ETF	1,437,137
12,836	Vanguard Total Stock Market ETF	1,857,498
17,104	Vanguard Value ETF	1,840,904

	Total Exchange-Traded Funds (Identified Cost $18,792,654)	19,645,628

Principal Amount
Short-Term Investments – 49.9%
	Certificates of Deposit – 36.3%
$1,000,000	National Bank of Kuwait (NY), 2.550%, 4/01/2019	1,000,006
700,000	DNB Bank ASA (NY), 2.380%, 4/03/2019	699,999
500,000	National Bank of Canada (NY), 1-month LIBOR + 0.150%, 2.643%, 4/10/2019(a)(b)	500,015
500,000	DZ Bank (NY), 2.700%, 4/10/2019	500,041
500,000	Landesbank Hessen (NY), 2.760%, 4/10/2019	500,052
1,000,000	Norinchukin Bank (NY), 2.680%, 4/17/2019	1,000,111
500,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.600%, 4/25/2019	500,034
500,000	Sumitomo Mitsui Bank (NY), 2.780%, 5/10/2019	500,177
500,000	Toronto-Dominion Bank (NY), 2.550%, 5/13/2019	500,007
500,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.783%, 5/17/2019(a)(b)	500,057
750,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.270%, 2.758%, 5/20/2019(b)	750,295
1,000,000	Banco Del Estado De Chile (NY), 2.590%, 6/04/2019	1,000,075
1,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.280%, 2.773%, 6/11/2019(b)	1,000,517
500,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.802%, 6/12/2019(a)(b)	500,291
500,000	DZ Bank (NY), 2.580%, 6/19/2019	500,036

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$1,000,000	Mizuho Bank Ltd. (NY), 2.620%, 6/21/2019	$1,000,189
500,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.913%, 7/10/2019(a)(b)	500,188
700,000	Swedbank (NY), 2.700%, 7/16/2019(a)	700,407
1,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	1,000,035
1,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.810%, 10/04/2019(a)(b)	1,001,137
500,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.904%, 10/04/2019(a)(b)	500,225

		14,653,894

	Commercial Paper – 6.5%
1,110,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/16/2019(c)	1,108,638
1,000,000	Santander UK PLC, 2.637%, 5/03/2019(c)	997,592
500,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.310%, 2.800%, 6/03/2019(b)	500,233

		2,606,463

	Time Deposits – 4.1%
1,650,000	Skandinaviska Enskilda Banken (NY), 2.340%, 4/01/2019(d)	1,650,000

	Other Notes – 2.5%
1,000,000	Bank of America NA, 2.620%, 8/12/2019(a)(d)	1,000,501

	Treasuries – 0.5%
200,000	U.S. Treasury Bills, 2.371%, 5/02/2019(c)(e)	199,595

	Total Short-Term Investments (Identified Cost $20,106,123)	20,110,453

	Total Investments – 98.6% (Identified Cost $38,898,777)	39,756,081
	Other assets less liabilities – 1.4%	545,260

	Net Assets – 100.0%	$40,301,341

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$ 2,455,950	$8,381	0.02%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2019 is disclosed.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2019	38	$4,363,219	$4,401,469	$38,250
10 Year Australia Government Bond	6/17/2019	30	2,894,395	2,951,461	57,066
10 Year U.S. Treasury Note	6/19/2019	35	4,289,031	4,347,656	58,625
30 Year U.S. Treasury Bond	6/19/2019	29	4,236,281	4,340,031	103,750
ASX SPI 200™	6/20/2019	3	327,919	328,629	710
CAC 40®	4/18/2019	5	299,446	299,676	230
E-mini Dow	6/21/2019	4	516,825	518,660	1,835
E-mini NASDAQ 100	6/21/2019	3	444,125	444,030	(95)
E-mini Russell 2000	6/21/2019	6	465,195	463,140	(2,055)
E-mini S&P 500®	6/21/2019	3	424,025	425,670	1,645
EURO STOXX 50®	6/21/2019	8	293,293	293,630	337
FTSE 100 Index	6/21/2019	3	281,811	281,778	(33)
FTSE/JSE Top 40 Index	6/20/2019	7	246,501	246,370	(131)
German Euro Bund	6/06/2019	16	2,923,528	2,985,471	61,943
Hang Seng Index®	4/29/2019	1	182,791	185,205	2,414
MSCI EAFE Index	6/21/2019	3	281,440	279,960	(1,480)
MSCI Emerging Markets Index	6/21/2019	5	263,655	264,350	695
MSCI Singapore	4/29/2019	10	264,394	265,412	1,018
MSCI Taiwan Index	4/29/2019	7	271,245	273,490	2,245
TOPIX	6/13/2019	2	288,550	287,287	(1,263)
UK Long Gilt	6/26/2019	17	2,817,199	2,864,465	47,266

Total					$372,972

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index	6/17/2019	100	$9,674,900	$9,684,500	$(9,600)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,645,628	$—	$—	$19,645,628
Short-Term Investments*	—	20,110,453	—	20,110,453
Futures Contracts (unrealized appreciation)	371,075	6,954	—	378,029

Total	$20,016,703	$20,117,407	$—	$40,134,110

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(13,230)	$(1,427)	$—	$(14,657)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the period ended March 31, 2019, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds and short contracts on U.S. dollar index to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$366,900
Equity contracts	11,129

Total exchange-traded asset derivatives	$378,029

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Foreign exchange contracts	$(9,600)
Equity contracts	(5,057)

Total exchange-traded liability derivatives	$(14,657)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Exchange-traded counterparty credit risk
Futures contracts	$378,029	$378,029
Margin with brokers	452,464	452,464

Total exchange-traded counterparty credit risk	$830,493	$830,493

Investment Summary at March 31, 2019 (Unaudited)

Exchange-Traded Funds	48.7%
Certificates of Deposit	36.3
Commercial Paper	6.5
Time Deposits	4.1
Other Notes	2.5
Treasuries	0.5

Total Investments	98.6
Other assets less liabilities (including futures contracts)	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 62.7% of Net Assets
	Aerospace & Defense – 1.5%
4,601	Boeing Co. (The)	$1,754,913
1,746	General Dynamics Corp.	295,563
1,103	Northrop Grumman Corp.	297,369

		2,347,845

	Air Freight & Logistics – 0.3%
808	FedEx Corp.	146,579
2,364	United Parcel Service, Inc., Class B	264,154

		410,733

	Airlines – 0.1%
2,634	Alaska Air Group, Inc.	147,820

	Banks – 2.9%
62,599	Bank of America Corp.	1,727,106
8,377	Citigroup, Inc.	521,217
6,361	Fifth Third Bancorp	160,425
11,843	JPMorgan Chase & Co.	1,198,867
8,686	U.S. Bancorp	418,578
11,340	Wells Fargo & Co.	547,949

		4,574,142

	Beverages – 0.9%
16,590	Coca-Cola Co. (The)	777,407
4,465	PepsiCo, Inc.	547,186

		1,324,593

	Biotechnology – 0.4%
3,256	Amgen, Inc.	618,575

	Capital Markets – 2.4%
11,972	Bank of New York Mellon Corp. (The)	603,748
1,620	BlackRock, Inc.	692,339
4,308	CME Group, Inc.	709,011
8,480	Intercontinental Exchange, Inc.	645,667
1,629	Moody’s Corp.	294,996
2,069	MSCI, Inc.	411,400
1,764	S&P Global, Inc.	371,410

		3,728,571

	Chemicals – 1.2%
943	Air Products & Chemicals, Inc.	180,075
9,378	DowDuPont, Inc.	499,941
1,403	Eastman Chemical Co.	106,460
1,961	Ecolab, Inc.	346,195
2,638	Linde PLC	464,103
1,333	PPG Industries, Inc.	150,456
418	Sherwin-Williams Co. (The)	180,037

		1,927,267

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.9%
3,034	Cintas Corp.	$613,202
7,957	Waste Management, Inc.	826,812

		1,440,014

	Communications Equipment – 0.9%
27,228	Cisco Systems, Inc.	1,470,040

	Containers & Packaging – 0.1%
2,725	WestRock Co.	104,504

	Diversified Financial Services – 1.3%
9,913	Berkshire Hathaway, Inc., Class B(a)	1,991,423

	Diversified Telecommunication Services – 1.2%
6,483	AT&T, Inc.	203,307
27,126	Verizon Communications, Inc.	1,603,960

		1,807,267

	Electric Utilities – 1.3%
3,056	Alliant Energy Corp.	144,029
2,699	American Electric Power Co., Inc.	226,041
3,845	Duke Energy Corp.	346,050
5,881	Exelon Corp.	294,815
2,354	NextEra Energy, Inc.	455,076
8,299	PPL Corp.	263,410
5,275	Southern Co. (The)	272,612

		2,002,033

	Electrical Equipment – 0.2%
4,506	Eaton Corp. PLC	363,003

	Energy Equipment & Services – 0.5%
16,386	Schlumberger Ltd.	713,938

	Entertainment – 1.6%
2,125	Netflix, Inc.(a)	757,690
15,695	Walt Disney Co. (The)	1,742,616

		2,500,306

	Food & Staples Retailing – 1.8%
5,413	Costco Wholesale Corp.	1,310,704
10,320	Sysco Corp.	688,963
7,485	Walmart, Inc.	730,012

		2,729,679

	Food Products – 0.7%
6,262	Archer-Daniels-Midland Co.	270,080
1,494	McCormick & Co., Inc.	225,041
10,297	Mondelez International, Inc., Class A	514,027

		1,009,148

	Health Care Equipment & Supplies – 1.9%
3,146	Becton Dickinson and Co.	785,651

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
1,778	Cooper Cos., Inc. (The)	$526,590
7,263	Danaher Corp.	958,861
3,271	Stryker Corp.	646,088

		2,917,190

	Health Care Providers & Services – 1.8%
9,322	Centene Corp.(a)	494,998
1,955	CVS Health Corp.	105,433
5,744	Quest Diagnostics, Inc.	516,501
6,762	UnitedHealth Group, Inc.	1,671,972

		2,788,904

	Hotels, Restaurants & Leisure – 1.1%
581	Chipotle Mexican Grill, Inc.(a)	412,690
2,241	Marriott International, Inc., Class A	280,327
3,316	McDonald’s Corp.	629,708
1,894	Royal Caribbean Cruises Ltd.	217,090
967	Wynn Resorts Ltd.	115,383

		1,655,198

	Household Durables – 0.3%
3,600	Garmin Ltd.	310,860
330	Lennar Corp., Class A	16,200
6,190	PulteGroup, Inc.	173,072

		500,132

	Household Products – 1.1%
2,242	Church & Dwight Co., Inc.	159,698
2,184	Kimberly-Clark Corp.	270,598
11,547	Procter & Gamble Co. (The)	1,201,465

		1,631,761

	Industrial Conglomerates – 1.0%
3,423	3M Co.	711,231
43,179	General Electric Co.	431,358
2,565	Honeywell International, Inc.	407,630

		1,550,219

	Insurance – 1.6%
4,030	Aon PLC	687,921
3,465	Assurant, Inc.	328,863
5,042	Chubb Ltd.	706,283
2,487	Lincoln National Corp.	145,987
2,017	Torchmark Corp.	165,293
2,881	Willis Towers Watson PLC	506,048

		2,540,395

	Interactive Media & Services – 2.6%
1,092	Alphabet, Inc., Class A(a)	1,285,164
1,124	Alphabet, Inc., Class C(a)	1,318,801

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – continued
8,767	Facebook, Inc., Class A(a)	$1,461,371

		4,065,336

	Internet & Direct Marketing Retail – 2.6%
2,125	Amazon.com, Inc.(a)	3,784,094
127	Booking Holdings, Inc.(a)	221,603

		4,005,697

	IT Services – 2.6%
3,160	Accenture PLC, Class A	556,223
7,974	Automatic Data Processing, Inc.	1,273,767
3,220	MasterCard, Inc., Class A	758,149
3,853	Paychex, Inc.	309,011
7,471	Visa, Inc., Class A	1,166,895

		4,064,045

	Life Sciences Tools & Services – 1.4%
7,094	Agilent Technologies, Inc.	570,216
4,031	Thermo Fisher Scientific, Inc.	1,103,365
1,865	Waters Corp.(a)	469,439

		2,143,020

	Machinery – 1.1%
2,926	Caterpillar, Inc.	396,444
2,367	Deere & Co.	378,341
4,003	Fortive Corp.	335,812
2,761	Illinois Tool Works, Inc.	396,286
1,527	Snap-on, Inc.	239,006
231	Wabtec Corp.	17,029

		1,762,918

	Media – 0.9%
31,408	Comcast Corp., Class A	1,255,692
3,388	Fox Corp., Class A(a)	124,373
2,186	Fox Corp., Class B(a)	78,434

		1,458,499

	Metals & Mining – 0.2%
10,064	Newmont Mining Corp.	359,989

	Multi-Utilities – 0.7%
3,336	CMS Energy Corp.	185,281
7,422	Consolidated Edison, Inc.	629,460
1,549	Sempra Energy	194,957

		1,009,698

	Multiline Retail – 0.4%
3,143	Dollar General Corp.	374,960
2,460	Target Corp.	197,439

		572,399

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 2.9%
6,801	Apache Corp.	$235,723
2	Cabot Oil & Gas Corp.	52
15,664	Chevron Corp.	1,929,491
5,844	ConocoPhillips	390,029
3,141	EOG Resources, Inc.	298,960
2,836	Exxon Mobil Corp.	229,149
7,341	Hess Corp.	442,148
6,599	ONEOK, Inc.	460,874
2,959	Phillips 66	281,608
3,420	Valero Energy Corp.	290,119

		4,558,153

	Pharmaceuticals – 3.7%
7,951	Eli Lilly & Co.	1,031,722
15,822	Johnson & Johnson	2,211,757
20,965	Merck & Co., Inc.	1,743,659
2,396	Pfizer, Inc.	101,758
7,424	Zoetis, Inc.	747,374

		5,836,270

	Professional Services – 0.2%
849	Equifax, Inc.	100,607
1,529	Verisk Analytics, Inc.	203,357

		303,964

	REITs—Apartments – 0.3%
2,278	AvalonBay Communities, Inc.	457,263

	REITs—Diversified – 0.9%
4,568	American Tower Corp.	900,170
1,003	Crown Castle International Corp.	128,384
842	SBA Communications Corp.(a)	168,114
1,506	Vornado Realty Trust	101,564
5,773	Weyerhaeuser Co.	152,061

		1,450,293

	REITs—Health Care – 0.1%
2,314	Welltower, Inc.	179,566

	REITs—Regional Malls – 0.2%
1,692	Simon Property Group, Inc.	308,299

	REITs—Shopping Centers – 0.0%
965	Regency Centers Corp.	65,128

	REITs—Storage – 0.2%
1,563	Public Storage	340,390

	REITs—Warehouse/Industrials – 0.1%
4,191	Duke Realty Corp.	128,161

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 0.5%
4,824	Union Pacific Corp.	$806,573

	Semiconductors & Semiconductor Equipment – 2.5%
2,568	Analog Devices, Inc.	270,333
2,335	Broadcom, Inc.	702,158
26,699	Intel Corp.	1,433,736
1,827	Lam Research Corp.	327,051
2,680	NVIDIA Corp.	481,221
8,569	QUALCOMM, Inc.	488,690
2,780	Skyworks Solutions, Inc.	229,295

		3,932,484

	Software – 5.5%
6,202	Adobe, Inc.(a)	1,652,771
3,293	ANSYS, Inc.(a)	601,664
1,631	Intuit, Inc.	426,360
34,775	Microsoft Corp.	4,101,363
1,570	Red Hat, Inc.(a)	286,839
9,722	salesforce.com, inc.(a)	1,539,673

		8,608,670

	Specialty Retail – 1.4%
234	AutoZone, Inc.(a)	239,644
5,025	Home Depot, Inc. (The)	964,247
4,409	Lowe’s Cos., Inc.	482,653
601	O’Reilly Automotive, Inc.(a)	233,369
6,020	TJX Cos., Inc. (The)	320,324

		2,240,237

	Technology Hardware, Storage & Peripherals – 1.7%
13,769	Apple, Inc.	2,615,422

	Textiles, Apparel & Luxury Goods – 0.6%
9,110	NIKE, Inc., Class B	767,153
2,073	VF Corp.	180,165

		947,318

	Tobacco – 0.3%
5,137	Philip Morris International, Inc.	454,059

	Water Utilities – 0.1%
1,746	American Water Works Co., Inc.	182,038

	Total Common Stocks (Identified Cost $74,886,633)	97,650,589

Principal Amount
Short-Term Investments – 36.3%
	Certificates of Deposit – 22.8%
$3,000,000	National Bank of Kuwait (NY), 2.550%, 4/01/2019	3,000,019

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$2,000,000	DNB Bank ASA (NY), 2.380%, 4/03/2019	$1,999,998
1,500,000	Credit Agricole Corporate & Investment Bank (NY), 2.400%, 4/04/2019	1,500,000
3,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.150%, 2.643%, 4/10/2019(b)	3,000,088
2,000,000	DZ Bank (NY), 2.700%, 4/10/2019	2,000,162
2,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.600%, 4/25/2019	2,000,134
2,000,000	Toronto-Dominion Bank (NY), 2.550%, 5/13/2019	2,000,029
2,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.783%, 5/17/2019(b)(c)	2,000,229
2,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.270%, 2.758%, 5/20/2019(b)(c)	2,000,786
2,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.280%, 2.773%, 6/11/2019(b)(c)	2,001,035
1,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.802%, 6/12/2019(b)(c)	1,000,582
1,000,000	Sumitomo Mitsui Trust Bank (NY), 3-month LIBOR + 0.200%, 2.997%, 7/09/2019(b)(c)	1,000,480
2,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.913%, 7/10/2019(b)(c)	2,000,754
1,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	1,000,035
1,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.530%, 7/26/2019	999,900
2,000,000	Swedbank (NY), 2.550%, 8/12/2019	2,000,232
2,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.810%, 10/04/2019(b)(c)	2,002,273
4,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.904%, 10/04/2019(b)(c)	4,001,800

		35,508,536

	Time Deposits – 8.5%
6,250,000	Skandinaviska Enskilda Banken (NY), 2.340%, 4/01/2019(d)	6,250,000
7,000,000	Canadian Imperial Bank of Commerce, 2.400%, 4/01/2019	7,000,000

		13,250,000

	Commercial Paper – 3.2%
1,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.310%, 2.800%, 6/03/2019(b)(c)	1,000,466
4,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/23/2019(e)	3,993,158

		4,993,624

	Other Notes – 1.3%
2,000,000	Bank of America NA, 2.620%, 8/12/2019 (d)	2,001,002

Principal Amount	Description	Value (†)
	Treasuries – 0.5%
$400,000	U.S. Treasury Bills, 2.330%, 4/04/2019 (e)(f)	$399,921
400,000	U.S. Treasury Bills, 2.371%, 5/02/2019 (e)(f)	399,191

		799,112

	Total Short-Term Investments (Identified Cost $56,543,442)	56,552,274

	Total Investments – 99.0% (Identified Cost $131,430,075)	154,202,863
	Other assets less liabilities – 1.0%	1,570,279

	Net Assets – 100.0%	$155,773,142

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2019 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/21/2019	141	$19,717,662	$20,006,490	$288,828

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$97,650,589	$—	$—	$97,650,589
Short-Term Investments*	—	56,552,274	—	56,552,274

Total Investments	97,650,589	56,552,274	—	154,202,863

Futures Contracts (unrealized appreciation)	288,828	—	—	288,828

Total	$97,939,417	$56,552,274	$—	$154,491,691

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to 130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended March 31, 2019, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives Equity contracts	$288,828

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Exchange-traded counterparty credit risk
Futures contracts	$288,828	$288,828
Margin with brokers	800,334	800,334

Total exchange-traded counterparty credit risk	$1,089,162	$1,089,162

Industry Summary at March 31, 2019 (Unaudited)

Software	5.5%
Pharmaceuticals	3.7
Banks	2.9
Oil, Gas & Consumable Fuels	2.9
Interactive Media & Services	2.6
IT Services	2.6
Internet & Direct Marketing Retail	2.6
Semiconductors & Semiconductor Equipment	2.5
Capital Markets	2.4
Other Investments, less than 2% each	35.0
Short-Term Investments	36.3

Total Investments	99.0
Other assets less liabilities (including futures contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.0% of Net Assets
Municipals – 95.0%
	Alabama – 2.4%
$500,000	UAB Medicine Finance Authority Revenue, UAB Medicine Obligated Group, Series B-2, 3.500%, 9/01/2035	$509,370

	California – 8.2%
500,000	California Municipal Finance Authority Revenue, California Lutheran University, 5.000%, 10/01/2034	585,790
250,000	California Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, 4.000%, 11/01/2032	262,510
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	866,750

		1,715,050

	Colorado – 10.1%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	292,666
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	436,884
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	449,264
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	298,918
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	630,260

		2,107,992

	Connecticut – 4.4%
800,000	Connecticut State Health & Educational Facilities Authority, University of New Haven, Series K-1, 5.000%, 7/01/2033	912,320

	Florida – 12.7%
240,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	249,319
95,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	98,847
700,000	City of Cape Coral FL Water & Sewer Revenue, 5.000%, 10/01/2039	812,945
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	562,365
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	458,332

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	$466,616

		2,648,424

	Georgia – 1.4%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	287,275

	Illinois – 5.9%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	595,366
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	519,505
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	107,067

		1,221,938

	Louisiana – 2.4%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	227,030
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	283,117

		510,147

	Missouri – 3.8%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	799,946

	Nevada – 2.8%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	577,555

	New Jersey – 6.9%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	300,399
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	567,170
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	564,405

		1,431,974

	New Mexico – 2.8%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	577,960

Principal Amount	Description	Value (†)
Municipals – continued
	Ohio – 5.5%
$500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	$571,935
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	568,045

		1,139,980

	Pennsylvania – 1.4%
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	301,296

	Rhode Island – 2.7%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	573,150

	Tennessee – 6.1%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	578,335
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	688,308

		1,266,643

	Texas – 6.2%
700,000	Houston TX Airport System Revenue, Refunding, Series C, AMT, 5.000%, 7/01/2026	835,646
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	454,240

		1,289,886

	Washington – 8.1%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	569,490
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	550,815
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	572,580

		1,692,885

	Wisconsin – 1.2%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	256,401

	Total Bonds and Notes (Identified Cost $18,917,508)	19,820,192

Shares
	Exchange-Traded Funds – 4.0%
10,000	SPDR® Nuveen S&P High Yield Municipal Bond ETF	574,600
10,000	VanEck Vectors® Short High-Yield Municipal Index ETF	$247,000

	Total Exchange-Traded Funds (Identified Cost $811,628)	821,600

	Total Investments – 99.0% (Identified Cost $19,729,136)	20,641,792
	Other assets less liabilities – 1.0%	216,266

	Net Assets – 100.0%	$20,858,058

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
GO	General Obligation
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$19,820,192	$—	$19,820,192
Exchange-Traded Funds	821,600	—	—	821,600

Total	$821,600	$19,820,192	$—	$20,641,792

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2019 (Unaudited)

Transportation	20.7%
Education	17.9
Hospital	17.6
Prerefunded	17.4
Water & Sewer	12.9
Special Tax	4.7
Exchange-Traded Funds	4.0
Electric	3.8

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Consolidated Portfolio of Investments – as of March 31, 2019 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 92.6% of Net Assets
	Certificates of Deposit – 64.4%
$15,000,000	National Bank of Kuwait (NY), 2.550%, 4/01/2019	$15,000,094
25,000,000	DNB Bank ASA (NY), 2.380%, 4/03/2019	24,999,982
35,000,000	Credit Agricole Corporate & Investment Bank (NY), 2.400%, 4/04/2019	35,000,011
31,500,000	National Bank of Canada (NY), 1-month LIBOR + 0.150%, 2.643%, 4/10/2019(a)	31,500,919
20,000,000	DZ Bank (NY), 2.700%, 4/10/2019	20,001,623
45,000,000	Landesbank Hessen (NY), 2.760%, 4/10/2019	45,004,668
25,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 2.860%, 4/11/2019	25,003,773
25,000,000	Norinchukin Bank (NY), 2.680%, 4/17/2019	25,002,768
70,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.600%, 4/25/2019	70,004,697
40,000,000	Sumitomo Mitsui Bank (NY), 2.780%, 5/10/2019	40,014,201
40,000,000	Toronto-Dominion Bank (NY), 2.550%, 5/13/2019	40,000,586
100,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.783%, 5/17/2019(a)(b)	100,011,439
75,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.270%, 2.758%, 5/20/2019(a)	75,029,485
53,500,000	Banco Del Estado De Chile (NY), 2.590%, 6/04/2019	53,504,006
65,000,000	Nordea Bank ABP (NY), 2.540%, 6/11/2019	65,005,694
35,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.802%, 6/12/2019(a)(b)	35,020,367
46,000,000	Mizuho Bank Ltd. (NY), 2.620%, 6/17/2019	46,008,668
50,000,000	DZ Bank (NY), 2.580%, 6/19/2019	50,003,633
50,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.913%, 7/10/2019(a)(b)	50,018,838
25,000,000	Swedbank (NY), 2.700%, 7/16/2019	25,014,540
60,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	60,002,077
12,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.530%, 7/26/2019	11,998,799
50,000,000	Swedbank (NY), 2.550%, 8/12/2019	50,005,800
14,000,000	Sumitomo Mitsui Bank (NY), 2.630%, 9/04/2019	14,003,477
20,000,000	Toronto-Dominion Bank (NY), 2.610%, 9/16/2019	20,000,849

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$50,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.810%, 10/04/2019(a)	$50,056,830
70,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.904%, 10/04/2019(a)(b)	70,031,504
16,500,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.110%, 2.593%, 10/08/2019(a)	16,500,410

		1,163,749,738

	Time Deposits – 10.7%
85,000,000	Skandinaviska Enskilda Banken (NY), 2.340%, 4/01/2019(c)	85,000,000
23,000,000	National Bank of Kuwait (NY), 2.370%, 4/01/2019(c)	23,000,000
85,650,000	Canadian Imperial Bank of Commerce, 2.400%, 4/01/2019	85,650,000

		193,650,000

	Commercial Paper – 10.1%
17,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/16/2019(d)	16,979,141
41,110,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/18/2019(d)	41,053,885
50,000,000	Santander UK PLC, 2.637%, 5/03/2019(d)	49,879,590
75,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.310%, 2.800%, 6/03/2019(a)	75,034,918

		182,947,534

	Treasuries – 5.2%
42,300,000	U.S. Treasury Bills, 2.336%-2.343%, 4/04/2019(d)(e)(f)	42,291,677
32,400,000	U.S. Treasury Bills, 2.371%, 5/02/2019(d)(e)	32,334,470
19,500,000	U.S. Treasury Bills, 2.405%, 6/06/2019(d)(e)	19,415,630

		94,041,777

	Other Notes – 2.2%
40,000,000	Bank of America NA, 2.620%, 8/12/2019(c)	40,020,038

	Total Short-Term Investments (Identified Cost $1,674,118,528)	1,674,409,087

	Total Investments – 92.6% (Identified Cost $1,674,118,528)	1,674,409,087
	Other assets less liabilities – 7.4%	132,976,694

	Net Assets – 100.0%	$1,807,385,781

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2019, the value of the Fund’s investment in the Subsidiary was $51,527,568, representing 2.85% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$641,683,254	$7,209,359	0.40%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2019 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

LIBOR	London Interbank Offered Rate

CHF	Swiss Franc
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/19/2019	CHF	B	16,625,000	$16,703,317	$16,819,198	$115,881
UBS AG	6/19/2019	CHF	B	15,750,000	15,999,079	15,933,977	(65,102)
UBS AG	6/19/2019	CHF	S	192,625,000	192,543,747	194,875,068	(2,331,321)
UBS AG	6/19/2019	MXN	B	3,645,500,000	184,769,836	185,488,492	718,656
UBS AG	6/19/2019	MXN	B	1,091,000,000	56,706,673	55,511,712	(1,194,961)
UBS AG	6/19/2019	MXN	S	1,224,000,000	62,455,398	62,278,951	176,447
UBS AG	6/19/2019	NOK	B	98,000,000	11,371,680	11,396,467	24,787
UBS AG	6/19/2019	NOK	B	484,000,000	56,883,894	56,284,592	(599,302)
UBS AG	6/19/2019	NOK	S	1,602,000,000	185,159,243	186,297,348	(1,138,105)
UBS AG	6/19/2019	NZD	B	80,100,000	55,317,207	54,629,275	(687,932)
UBS AG	6/19/2019	NZD	S	37,300,000	25,493,207	25,439,100	54,107
UBS AG	6/19/2019	NZD	S	45,900,000	31,174,537	31,304,416	(129,879)
UBS AG	6/19/2019	PLN	B	92,000,000	24,467,526	24,020,855	(446,671)
UBS AG	6/19/2019	PLN	S	575,000,000	151,159,459	150,130,346	1,029,113
UBS AG	6/19/2019	SEK	B	160,000,000	17,213,692	17,309,995	96,303
UBS AG	6/19/2019	SEK	B	796,000,000	86,792,740	86,117,224	(675,516)
UBS AG	6/19/2019	SEK	S	2,510,000,000	268,955,294	271,550,542	(2,595,248)
UBS AG	6/19/2019	SGD	B	58,250,000	43,286,967	43,043,864	(243,103)
UBS AG	6/19/2019	SGD	S	12,500,000	9,255,187	9,236,881	18,306
UBS AG	6/19/2019	SGD	S	109,875,000	81,086,832	81,192,182	(105,350)
UBS AG	6/19/2019	TRY	B	39,300,000	6,842,201	6,567,484	(274,717)
UBS AG	6/19/2019	TRY	S	78,900,000	12,911,258	13,185,101	(273,843)
UBS AG	6/19/2019	ZAR	B	41,000,000	2,853,332	2,815,159	(38,173)
UBS AG	6/19/2019	ZAR	S	700,000,000	48,372,347	48,063,686	308,661
UBS AG	6/19/2019	ZAR	S	517,000,000	35,253,345	35,498,465	(245,120)

Total							$(8,502,082)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/17/2019	4,156	$400,776,149	$408,875,750	$8,099,601
10 Year Canada Government Bond	6/19/2019	3,992	407,545,710	415,346,039	7,800,329
10 Year U.S. Treasury Note	6/19/2019	3,323	407,185,766	412,778,906	5,593,140
2 Year U.S. Treasury Note	6/28/2019	3,849	816,956,992	820,197,844	3,240,852
3 Year Australia Government Bond	6/17/2019	5,227	419,915,469	421,774,748	1,859,279
30 Year U.S. Treasury Bond	6/19/2019	956	139,546,133	143,071,375	3,525,242
5 Year U.S. Treasury Note	6/28/2019	5,818	668,654,841	673,888,031	5,233,190
AEX-Index®	4/18/2019	609	73,136,975	74,864,596	1,727,621
ASX SPI 200™	6/20/2019	895	98,183,906	98,040,920	(142,986)
CAC 40®	4/18/2019	1,010	59,499,024	60,534,469	1,035,445
DAX	6/21/2019	18	5,905,426	5,822,473	(82,953)
E-mini Dow	6/21/2019	785	100,899,845	101,787,025	887,180
E-mini NASDAQ 100	6/21/2019	566	81,241,419	83,773,660	2,532,241
E-mini Russell 2000	6/21/2019	497	38,325,195	38,363,430	38,235
E-mini S&P 500®	6/21/2019	703	98,587,160	99,748,670	1,161,510
E-mini S&P MidCap 400®	6/21/2019	285	53,797,360	54,178,500	381,140
Euribor	6/17/2019	2,922	821,825,390	821,937,874	112,484
Euro Schatz	6/06/2019	3,868	485,103,235	485,851,700	748,465
EURO STOXX 50®	6/21/2019	1,567	57,119,502	57,514,650	395,148
Euro-BTP	6/06/2019	280	40,363,716	40,665,242	301,526
Euro-Buxl® 30 Year Bond	6/06/2019	534	109,297,493	114,807,149	5,509,656
Euro-OAT	6/06/2019	1,667	295,857,567	304,186,024	8,328,457
Eurodollar	9/16/2019	4,432	1,080,881,775	1,080,743,200	(138,575)
Eurodollar	6/17/2019	9,224	2,244,817,387	2,247,312,300	2,494,913
FTSE 100 Index	6/21/2019	534	49,565,548	50,156,567	591,019
FTSE China A50 Index	4/29/2019	2,853	36,017,535	37,445,625	1,428,090
FTSE MIB	6/21/2019	230	26,773,571	26,756,156	(17,415)
FTSE/JSE Top 40 Index	6/20/2019	100	3,505,218	3,519,570	14,352

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts – continued
German Euro BOBL	6/06/2019	1,719	$254,553,398	$256,732,364	$2,178,966
German Euro Bund	6/06/2019	1,480	270,405,849	276,156,076	5,750,227
Hang Seng China Enterprises Index	4/29/2019	492	35,343,703	35,643,590	299,887
Hang Seng Index®	4/29/2019	235	42,956,153	43,523,175	567,022
IBEX 35	4/18/2019	368	37,929,658	37,930,093	435
Indian Rupee	4/25/2019	713	20,556,122	20,513,010	(43,112)
MSCI EAFE Index	6/21/2019	263	24,519,150	24,543,160	24,010
MSCI Emerging Markets Index	6/21/2019	375	19,904,210	19,826,250	(77,960)
MSCI Taiwan Index	4/29/2019	776	30,040,805	30,318,320	277,515
Nikkei 225™	6/13/2019	79	15,330,601	15,118,560	(212,041)
OMXS30®	4/17/2019	3,646	60,257,739	60,637,255	379,516
S&P/TSX 60 Index	6/20/2019	699	99,901,641	100,125,401	223,760
Short-Term Euro-BTP	6/06/2019	1,381	171,309,677	171,954,224	644,547
Sterling	6/19/2019	9,574	1,544,030,841	1,545,613,480	1,582,639
UK Long Gilt	6/26/2019	1,684	279,294,567	283,750,482	4,455,915
Ultra Long U.S. Treasury Bond	6/19/2019	836	136,117,781	140,448,000	4,330,219

Total					$83,038,731

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/19/2019	329	$15,730,763	$15,717,975	$(12,788)
Brent Crude Oil	4/30/2019	681	45,591,430	46,021,980	430,550
Copper	5/29/2019	68	5,033,913	4,991,200	(42,713)
Copper LME	6/19/2019	403	65,220,865	65,351,488	130,623
Gasoline	4/30/2019	27	2,146,410	2,134,755	(11,655)
Gold	6/26/2019	76	10,049,680	9,868,600	(181,080)
Lean Hog	6/14/2019	153	5,790,550	5,419,260	(371,290)
Live Cattle	6/28/2019	1,339	63,220,420	63,736,400	515,980
Low Sulfur Gasoil	5/10/2019	634	38,734,725	38,499,650	(235,075)
New York Harbor ULSD	4/30/2019	340	28,454,240	28,151,592	(302,648)
Nickel LME	6/19/2019	366	28,973,972	28,515,060	(458,912)
WTI Crude Oil	4/22/2019	132	7,888,420	7,938,480	50,060
Zinc LME	6/19/2019	339	23,504,157	24,872,006	1,367,849

Total					$878,901

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australian Dollar	6/17/2019	1,857	$130,952,750	$132,014,130	$(1,061,380)
British Pound	6/17/2019	590	48,213,188	48,144,000	69,188
Canadian Dollar	6/18/2019	2,992	223,598,605	224,489,760	(891,155)
Euro	6/17/2019	2,999	424,907,043	423,177,644	1,729,399
Japanese Yen	6/17/2019	2,368	268,493,662	268,723,600	(229,938)
MSCI Singapore	4/29/2019	28	744,999	743,154	1,845
TOPIX	6/13/2019	65	9,372,891	9,336,822	36,069

Total					$(345,972)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Short Futures Contracts – continued
Aluminum LME	6/19/2019	1,262	$59,249,134	$60,292,050	$(1,042,916)
Cocoa	5/15/2019	597	13,406,960	13,611,600	(204,640)
Coffee	5/20/2019	988	39,204,300	35,012,250	4,192,050
Copper LME	6/19/2019	290	45,430,883	47,027,125	(1,596,242)
Corn	7/12/2019	2,986	58,037,750	54,681,125	3,356,625
Cotton	5/08/2019	562	20,482,800	21,808,410	(1,325,610)
Nickel LME	6/19/2019	193	14,576,736	15,036,630	(459,894)
Platinum	7/29/2019	149	6,446,170	6,363,045	83,125
Silver	5/29/2019	394	30,429,175	29,766,700	662,475
Soybean	7/12/2019	1,025	47,838,262	46,009,688	1,828,574
Soybean Meal	7/12/2019	1,085	34,244,450	33,635,000	609,450
Soybean Oil	7/12/2019	1,177	21,130,140	20,260,878	869,262
Sugar	4/30/2019	1,899	26,428,248	26,649,806	(221,558)
Wheat	7/12/2019	1,858	45,743,800	43,059,150	2,684,650
Zinc LME	6/19/2019	104	6,777,420	7,630,350	(852,930)

Total					$8,582,421

[1]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,674,409,087	$—	$1,674,409,087
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,542,261	—	2,542,261
Futures Contracts (unrealized appreciation)	95,617,583	6,753,964	—	102,371,547

Total	$95,617,583	$1,683,705,312	$—	$1,779,322,895

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,044,343)	$—	$(11,044,343)
Futures Contracts (unrealized depreciation)	(9,762,071)	(455,395)	—	(10,217,466)

Total	$(9,762,071)	$(11,499,738)	$—	$(21,261,809)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2019, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,542,261	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$71,789,647
Foreign exchange contracts	—	1,798,587
Commodity contracts	—	16,781,273
Equity contracts	—	12,002,040

Total exchange-traded asset derivatives	$—	$102,371,547

Total asset derivatives	$2,542,261	$102,371,547

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(11,044,343)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(138,575)
Foreign exchange contracts	—	(2,225,585)
Commodity contracts	—	(7,319,951)
Equity contracts	—	(533,355)

Total exchange-traded liability derivatives	$—	$(10,217,466)

Total liability derivatives	$(11,044,343)	$(10,217,466)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(8,502,082)	$51,198,199

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$2,542,261	$—
Collateral pledged to UBS AG	51,198,199	51,198,199

Total over-the-counter counterparty credit risk	53,740,460	51,198,199

Exchange-traded counterparty credit risk
Futures contracts	102,371,547	102,371,547
Margin with brokers	143,264,564	143,264,564

Total exchange-traded counterparty credit risk	245,636,111	245,636,111

Total counterparty credit risk	$299,376,571	$296,834,310

Investment Summary at March 31, 2019 (Unaudited)

Certificates of Deposit	64.4%
Time Deposits	10.7
Commercial Paper	10.1
Treasuries	5.2
Other Notes	2.2

Total Investments	92.6
Other assets less liabilities (including forward foreign currency and futures contracts)	7.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 78.5% of Net Assets
Non-Convertible Bonds – 76.8%
		ABS Car Loan – 12.8%
$	326,384	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$326,723
	237,800	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(a)	237,486
	7,250,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	7,305,091
	1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(a)	1,469,617
	295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(a)	298,061
	2,418,637	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2B, 1-month LIBOR + 0.240%, 2.722%, 12/18/2020(a)(b)	2,418,634
	2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,882,103
	4,320,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.250%, 2.732%, 1/18/2022(a)(b)	4,320,098
	3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	3,915,793
	989,857	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.007%, 2.556%, 11/25/2020(a)(b)	989,721
	1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,832,715
	741,063	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.150%, 2.634%, 5/17/2021(a)(b)	740,918
	135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	135,066
	1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,464,671
	6,505,142	CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.200%, 2.684%, 10/15/2021(a)(b)	6,505,140
	5,075,000	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 2.684%, 2/15/2022(a)(b)	5,074,998
	1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,148,379
	7,285,000	CarMax Auto Owner Trust, Series 2019-1, Class A3, 3.050%, 3/15/2024(a)	7,345,479
	2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,380,178
	225,704	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A(a)	225,220
	419,829	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	421,661
	815,000	CPS Auto Receivables Trust, Series 2017-D, Class D, 3.730%, 9/15/2023, 144A(a)	817,639
	230,000	CPS Auto Receivables Trust, Series 2018-A, Class C, 3.050%, 12/15/2023, 144A(a)	229,168
	1,795,000	CPS Auto Receivables Trust, Series 2018-D, Class C, 3.830%, 9/15/2023, 144A	1,824,024
	525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	524,881

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	$1,230,956
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	4,791,335
1,137,181	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	1,137,647
2,955,000	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,978,901
1,917,723	Drive Auto Receivables Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.270%, 2.754%, 10/15/2020(a)(b)	1,917,777
5,279,649	Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.320%, 2.804%, 7/15/2021(a)(b)	5,280,634
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	2,469,413
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	1,358,046
2,155,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	2,178,089
603,235	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A(a)	603,721
3,406,530	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(a)	3,435,844
2,888,900	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(a)	2,923,585
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,415,045
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(a)	345,770
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(a)	1,721,895
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(a)	219,935
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(a)	607,198
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	654,942
4,120,000	Ford Credit Auto Lease Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.160%, 2.644%, 4/15/2021(a)(b)	4,115,278
2,655,000	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.030%, 11/15/2022(a)	2,674,322
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,274,867
5,392,944	GM Financial Automobile Leasing Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.170%, 2.658%, 9/21/2020(a)(b)	5,391,630
4,747,146	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2B, 1-month LIBOR + 0.110%, 2.592%, 7/16/2021(a)(b)	4,744,016
2,180,000	GM Financial Securitized Term, Series 2019-1, Class A3, 2.970%, 11/16/2023(a)	2,197,507
1,362,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	1,360,550
260,707	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(a)	260,248

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$853,560	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(a)	$848,782
5,095,000	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, 2.640%, 2/15/2022(a)	5,097,722
3,135,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	3,154,311
3,045,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 1-month LIBOR + 0.850%, 3.334%, 4/18/2022, 144A(a)(b)	3,058,998
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 3.164%, 10/17/2022, 144A(a)(b)	4,368,067
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.124%, 2/15/2023, 144A(a)(b)	2,594,812
2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 3.084%, 10/15/2023, 144A(a)(b)	2,821,935
8,095,000	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.900%, 10/16/2023(a)	8,154,884
435,583	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(a)	432,950
1,329,221	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021(a)	1,322,024
3,220,000	Nissan Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.650%, 5/16/2022(a)	3,222,744
3,285,000	Nissan Auto Receivables Owner Trust, Series 2018-B, Class A2B, 1-month LIBOR + 0.100%, 2.584%, 7/15/2021(a)(b)	3,283,905
6,465,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.170%, 2.654%, 10/15/2021(a)(b)	6,467,240
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	3,098,358
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024	3,635,127
5,125,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class A2B, 1-month LIBOR + 0.230%, 2.714%, 7/15/2021(a)(b)	5,125,139
2,720,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,760,587
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A	357,170
9,550,000	Toyota Auto Receivables Owner, Series 2019-A, Class A3, 2.910%, 7/17/2023(a)	9,617,945
218,843	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(a)	217,993
4,970,000	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 1-month LIBOR + 0.120%, 2.604%, 8/16/2021(a)(b)	4,970,448
28,558	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(a)	28,538
300,643	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A(a)	300,162
3,093,975	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2B, 1-month LIBOR + 0.180%, 2.668%, 7/20/2021(a)(b)	3,094,664
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 3.004%, 7/17/2023, 144A(a)(b)	4,618,242
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(a)	595,399

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$740,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.410%, 5/15/2023, 144A(a)	$741,734
5,705,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2B, 1-month LIBOR + 0.350%, 2.834%, 1/18/2022, 144A(a)(b)	5,701,608
1,140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023, 144A	1,157,970
4,619,656	World Omni Automobile Lease Securitization Trust, Series 18-B, Class A2B, 1-month LIBOR + 0.180%, 2.664%, 6/15/2021(a)(b)	4,617,876

		207,589,949

	ABS Credit Card – 4.3%
5,420,000	American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, 5/15/2023(a)	5,382,222
3,790,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024(a)	3,846,177
2,385,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	2,406,845
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1-month LIBOR + 0.390%, 2.874%, 10/15/2021(a)(b)	995,398
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(a)	4,358,077
5,875,000	Bank of America Credit Card Trust, Series 2018-A1, Class A1, 2.700%, 7/17/2023(a)	5,893,735
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023(a)	2,570,354
3,440,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/16/2024(a)	3,469,060
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A4, 1.840%, 4/15/2022(a)	3,473,749
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(a)	3,111,801
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(a)	5,767,837
5,520,000	Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8, 1.860%, 8/08/2022(a)	5,467,850
6,025,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.490%, 1/20/2023(a)	6,016,286
6,880,000	Discover Card Execution Note Trust, Series 2018-A5, Class A5, 3.320%, 3/15/2024(a)	7,009,845
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 2.714%, 12/15/2023(a)(b)	5,421,757
3,190,000	Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, 7/15/2024(a)	3,232,830
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A(c)	648,033

		69,071,856

	ABS Home Equity – 9.3%
467,589	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 4.337%, 3/25/2035(a)(d)	467,492
956,048	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 4.439%, 5/25/2035(a)(d)	966,640

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$990,885	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(a)(d)	$990,999
321,927	AJAX Mortgage Loan Trust, Series 2017-A, Class A, 3.470%, 4/25/2057, 144A(a)(d)	320,465
1,360,791	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(d)	1,353,420
378,442	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	390,239
438,531	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	450,555
272,206	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035(c)(e)	271,038
742,304	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	753,300
181,962	American Home Mortgage Investment Trust, Series 2004-2, Class 5A, 5.500%, 2/25/2044(d)	186,029
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	317,789
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,378,748
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,329,721
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	3,389,006
589,411	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	606,648
1,142,202	Banc of America Funding Trust, Series 2004-B, Class 4A2, 4.283%, 11/20/2034(d)	1,125,522
323,573	Banc of America Funding Trust, Series 2005-5, Class 1A1, 5.500%, 9/25/2035	347,270
649,632	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	691,798
460,748	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	458,874
1,173,311	Banc of America Mortgage Trust, Series 2005-I, Class 4A1, 4.042%, 10/25/2035(d)	1,132,373
345,207	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(d)	345,787
3,470,000	Bayview Opportunity Master Fund IVa Trust, Series 2019-RN2, Class A1, 3.967%, 3/28/2034, 144A(d)	3,470,000
1,748,891	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(d)	1,756,709
902,475	Bayview Opportunity Master Fund Trust, Series 2018-RN8, Class A1, 4.066%, 9/28/2033, 144A(d)	906,300
2,791,698	Bayview Opportunity Master Funding, Series 2019-RN1, Class A1, 4.090%, 2/28/2034, 144A(d)	2,816,030
373,778	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022(c)(e)	366,860
232,799	CAM Mortgage Trust, Series 2018-1, Class A1, 3.960%, 12/01/2065, 144A(d)	232,224
347,413	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1, 4.608%, 8/25/2034(c)(d)(e)	340,559

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,219,312	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(d)	$1,226,705
2,951,764	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(d)	2,963,945
1,127,598	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 4.595%, 8/25/2035(d)	1,116,853
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,206,760
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(d)	1,069,172
879,713	Colony Starwood Homes Trust, Series 2016-2A, Class E, 1-month LIBOR + 3.350%, 5.834%, 12/17/2033, 144A(b)	880,603
558,618	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	571,563
518,431	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	537,826
1,035,864	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,079,294
457,724	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(a)	466,576
68,696	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 4.211%, 9/20/2034(a)(c)(d)(e)	65,997
501,635	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 4.365%, 11/25/2033(a)(d)	506,144
251,219	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 4.650%, 12/25/2033(a)(c)(d)(e)	252,458
2,800,411	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(d)	2,795,643
1,178,471	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A	1,179,413
191,843	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	196,638
713,692	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1-month LIBOR + 0.350%, 2.836%, 6/25/2034(b)	693,662
580,639	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.812%, 9/19/2045(b)	470,430
1,537,818	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 2.087%, 12/20/2052, (GBP)(a)(b)	2,019,383
545,143	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.993%, 3/13/2045, (GBP)(a)(b)	692,215
1,505,000	Federal National Mortgage Association, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 4.686%, 1/25/2030(b)	1,523,385
320,000	Federal National Mortgage Association, Series 2017-C07, Class 1M2, 1-month LIBOR + 2.400%, 4.886%, 5/25/2030(b)	326,762
1,186,598	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 1-month LIBOR + 2.200%, 4.686%, 2/25/2024(a)(b)	1,206,780
598,008	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1-month LIBOR + 1.650%, 4.136%, 4/25/2024(a)(b)	601,854

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,914,729	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.336%, 10/25/2027(a)(b)	$1,934,825
130,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 4.286%, 7/25/2030(b)	126,908
505,567	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(a)(d)	503,349
918,837	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(d)	917,334
1,993,447	GCAT LLC, Series 2018-2, Class A1, 4.090%, 6/26/2023, 144A(d)	2,002,713
235,823	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.191%, 7/19/2035(d)	226,790
1,784,760	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.101%, 8/25/2060, 144A(a)(b)	1,780,903
764,097	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	747,597
232,156	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 4.202%, 7/25/2035(c)(d)(e)	226,618
1,115,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.262%, 10/17/2033, 144A(b)	1,115,352
1,123,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.182%, 10/17/2033, 144A(b)	1,123,703
2,082,395	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1-month LIBOR + 0.780%, 3.266%, 12/25/2034(b)	1,785,913
2,463,400	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A, 4.672%, 10/25/2034(d)	2,546,078
695,341	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 3.706%, 9/25/2034(b)	639,789
1,214,099	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1-month LIBOR + 0.640%, 3.126%, 7/25/2045(b)	1,170,967
2,938,230	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 2.696%, 2/25/2046(b)	2,496,893
2,615,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 4.482%, 3/17/2037, 144A(b)	2,605,261
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 4.484%, 6/17/2037, 144A(b)	4,469,403
735,099	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 4.688%, 2/25/2036(d)	678,635
414,456	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 4.171%, 11/25/2033(a)(d)	419,664
1,400,838	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,465,145
1,003,300	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 4.373%, 4/25/2035(a)(d)	1,011,714
199,425	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 4.815%, 6/25/2035(a)(c)(d)(e)	200,114
1,730,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.467%, 12/22/2069, 144A(a)(b)	1,734,424
417,422	Lehman XS Trust, Series 2005-7N, Class 3A1, 1-month LIBOR + 0.280%, 2.766%, 12/25/2035(b)	364,005

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$46	Lehman XS Trust, Series 2006-12N, Class A2A1, 1-month LIBOR + 0.150%, 2.636%, 8/25/2046(b)(c)(e)	$44
544,486	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 2.746%, 2/25/2046(b)	510,623
472,306	Ludgate Funding PLC, Series 2007-1, Class A2B, 3-month EURIBOR + 0.160%, Zero Coupon, 1/01/2061, (EUR)(a)(b)	497,039
1,717,116	Ludgate Funding PLC, Series 2008-W1X, Class A1, GBP 3-month LIBOR + 0.600%, 1.510%, 1/01/2061, (GBP)(a)(b)	2,162,990
342,003	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 5.042%, 5/25/2034(a)(c)(d)(e)	335,592
1,160,358	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 4.200%, 7/25/2034(a)(d)	1,139,481
241,477	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 4.604%, 4/25/2036(d)	241,380
359,925	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	373,869
364,230	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	375,652
458,069	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	476,969
1,339,178	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	1,441,329
119,817	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 4.363%, 5/25/2036(a)(d)	121,325
528,010	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(c)(e)	484,490
997,936	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,024,706
687,196	Newgate Funding PLC, Series 2007-3X, Class A2B, 3-month EURIBOR + 0.600%, 0.291%, 12/15/2050, (EUR)(a)(b)	743,254
709,755	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(a)(d)	708,768
1,595,490	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(a)(d)	1,574,635
2,299,075	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(a)(d)	2,295,770
1,165,000	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A2, 5.000%, 9/25/2022, 144A(d)	1,161,891
1,011,445	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(a)(d)	1,008,457
405,000	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.000%, 11/25/2022, 144A(d)	399,720
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(d)	886,953
2,974,535	Prime Mortgage Trust, 6.000%, 8/25/2022	2,997,602
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	679,442
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	573,152
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,429,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$593,335	RCO Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(d)	$595,809
833,918	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1-month LIBOR + 0.190%, 2.676%, 4/25/2046(b)	780,892
1,304,532	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,109,942
390,885	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(c)(e)	369,231
1,457,967	Residential Funding Mortgage Securities, Series 2006-SA2, Class 3A1, 5.068%, 8/25/2036(d)	1,354,946
386,346	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, 3-month EURIBOR + 0.150%, Zero Coupon, 6/12/2044, (EUR)(a)(b)	412,304
293,468	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.995%, 6/12/2044, (GBP)(a)(b)	357,877
1,670,157	RMAT, Series 2018-NPL1, Class A1, 4.090%, 5/25/2048, 144A(d)	1,673,506
2,649,868	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(d)	2,654,465
3,285,160	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 2.796%, 7/25/2035(b)	2,587,101
273,909	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035(c)(e)	272,909
1,200,000	Towd Point Mortgage Funding PLC, Series 2016-GR1X, Class B, GBP 3-month LIBOR + 1.400%, 2.325%, 7/20/2046, (GBP)(a)(b)	1,563,235
1,694,485	Vericrest Opportunity Loan Trust, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(d)	1,700,719
1,620,042	Vericrest Opportunity Loan Trust, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(d)	1,627,094
9,506,447	Vericrest Opportunity Loan Trust, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(d)	9,567,154
2,545,000	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 3.967%, 3/25/2049, 144A(d)	2,547,776
1,816,167	VOLT LXX LLC, Series 2018-NPL6, Class A1A, 4.115%, 9/25/2048, 144A(d)	1,823,294
3,830,204	VOLT LXXV LLC, Series 2019-NPL1, Class A1A, 4.336%, 1/25/2049, 144A(d)	3,858,871
1,239,888	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 2A1, 4.634%, 7/25/2034(a)(d)	1,266,289
206,659	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 4.678%, 8/25/2034(a)(c)(d)(e)	210,458
116,387	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(c)(e)	116,250
618,572	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 12/25/2035(c)(e)	613,229
280,720	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.796%, 5/01/2035(a)(d)	289,163
362,634	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A5, 4.881%, 6/25/2035(a)(d)	372,382
657,250	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1, 5.124%, 3/25/2035(d)	671,232

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,840,591	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.500%, 3/25/2036	$1,850,663

		149,997,709

	ABS Other – 5.2%
943,320	Accelerated Assets LLC, Series 18-1, Class B, 4.510%, 12/02/2033, 144A	952,874
2,862,927	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(a)(d)	2,847,146
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	350,015
1,072,083	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(d)	1,085,666
1,223,385	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(d)	1,265,748
1,325,279	Castlelake Aircraft Securitization Trust, Series 18-1, Class B, 5.300%, 6/15/2043, 144A	1,341,598
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	250,634
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	584,806
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A	796,469
2,025,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	2,041,732
65,130	Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A, 2.420%, 9/15/2023, 144A(a)	65,099
557,079	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	565,796
2,318,588	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	2,350,009
3,100,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	2,341,233
2,218,956	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(e)(f)(g)	1,770,727
901,428	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(e)(f)(g)	450,804
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(e)(f)(g)(h)	—
1,043,303	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(g)(i)	1,007,618
4,928,365	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	5,022,190
2,387,910	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,373,734
1,208,350	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,217,719
1,625,000	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,630,214
1,100,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.116%, 9/25/2023, 144A(a)(b)	1,101,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$80,169	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(a)	$80,183
2,670,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.640%, 7/18/2025, 144A(a)	2,682,630
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,160,323
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A(a)	3,177,928
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	2,707,079
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	3,265,607
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A	819,253
4,677,944	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	4,692,691
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A	3,837,108
1,531,983	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,545,975
1,410,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	1,414,175
518,949	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(a)	518,281
2,869,267	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A(a)	2,935,026
2,607,825	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,667,534
1,731,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(a)	1,729,287
257,078	Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.750%, 5/17/2032, 144A(d)	266,439
1,190,893	Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147%, 9/15/2038, 144A(d)	1,209,104
5,770,000	Verizon Owner Trust, Series 2017-3A, Class A1B, 1-month LIBOR + 0.270%, 2.758%, 4/20/2022, 144A(a)(b)	5,772,856
2,295,000	Verizon Owner Trust, Series 2018-1A, Class A1B, 1-month LIBOR + 0.260%, 2.748%, 9/20/2022, 144A(a)(b)	2,295,690
5,940,000	Verizon Owner Trust, Series 2018-A, Class A1B, 1-month LIBOR + 0.240%, 2.728%, 4/20/2023(a)(b)	5,938,813
1,134,904	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A(a)	1,164,876

		83,294,327

	ABS Student Loan – 0.6%
1,433,167	Navient Student Loan Trust, Series 18-4A, Class A1, 1-month LIBOR + 0.250%, 2.736%, 6/27/2067, 144A(a)(b)	1,430,626
1,013,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.050%, 6/15/2032(a)(b)(c)	1,012,392
2,767,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.080%, 3/15/2033(a)(b)(c)	2,765,340

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Student Loan – continued
$299,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.080%, 3/15/2033(b)(c)	$298,821
1,251,664	SMB Private Education Loan Trust, Series 18-C, Class A1, 1-month LIBOR + 0.300%, 2.784%, 9/15/2025, 144A(a)(b)	1,251,567
1,350,000	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 3.234%, 10/15/2035, 144A(a)(b)	1,350,261
92,659	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.736%, 8/25/2032, 144A(a)(b)	93,134
430,175	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1-month LIBOR + 1.200%, 3.686%, 3/25/2033, 144A(a)(b)	432,220
1,239,665	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	1,220,480

		9,854,841

	ABS Whole Business – 1.0%
4,334,217	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	4,523,741
3,453,488	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A(a)	3,518,182
1,498,675	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	1,527,525
2,168,613	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	2,244,110
3,009,875	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	3,058,454
900,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	932,022

		15,804,034

	Aerospace & Defense – 1.1%
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.290%, 2.987%, 5/11/2020(a)(b)	3,430,739
3,425,000	General Dynamics Corp., 3-month LIBOR + 0.380%, 3.077%, 5/11/2021(a)(b)	3,439,537
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,364,386
8,700,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	8,620,569

		17,855,231

	Agency Commercial Mortgage-Backed Securities – 0.1%
49,777,986	Government National Mortgage Association, Series 2012-135, Class IO, 0.579%, 1/16/2053(a)(d)(j)	1,785,900

	Airlines – 0.3%
4,193,814	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	4,095,260

	Automotive – 5.0%
5,785,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 3.021%, 9/13/2019, 144A(a)(b)	5,790,830

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$6,045,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.380%, 3.175%, 4/06/2020, 144A(a)(b)	$6,051,050
5,985,000	BMW U.S. Capital LLC, 3-month LIBOR + 0.410%, 3.207%, 4/12/2021, 144A(a)(b)	5,981,176
3,135,000	Daimler Finance North America LLC, 3.100%, 5/04/2020, 144A	3,140,640
4,780,000	Daimler Finance North America LLC, 3.400%, 2/22/2022, 144A	4,822,252
3,585,000	General Motors Financial Co., Inc., 3-month LIBOR + 0.850%, 3.647%, 4/09/2021(b)	3,557,502
4,765,000	General Motors Financial Co., Inc., 3.700%, 11/24/2020	4,803,943
7,750,000	Hyundai Capital America, 3.950%, 2/01/2022, 144A	7,860,931
6,165,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.520%, 3.131%, 3/15/2021, 144A(a)(b)	6,115,815
5,955,000	Nissan Motor Acceptance Corp., 3-month LIBOR + 0.580%, 3.377%, 1/13/2020, 144A(a)(b)	5,952,649
6,865,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	6,902,026
7,925,000	Toyota Industries Corp., 3.110%, 3/12/2022, 144A(a)	7,996,511
12,395,000	Toyota Motor Credit Corp., MTN, 3-month LIBOR + 0.280%, 3.077%, 4/13/2021(a)(b)	12,399,782

		81,375,107

	Banking – 8.8%
3,375,000	American Express Co., 3.000%, 2/22/2021	3,391,875
4,910,000	American Express Co., 3-month LIBOR + 0.600%, 3.333%, 11/05/2021(b)	4,927,068
44,895,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 2.500%, 49.250%, 1/12/2020, 144A, (ARS)(b)	990,826
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 51.688%, 11/07/2022, 144A, (ARS)(b)	937,821
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	331,704
46,000,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.500%, 57.292%, 8/09/2020, 144A, (ARS)(b)	1,011,556
2,425,000	Bank of America Corp., MTN, 3-month LIBOR + 0.650%, 3.252%, 6/25/2022(b)	2,425,558
13,705,000	Bank of America NA, 3-month LIBOR + 0.250%, 2.879%, 8/28/2020(a)(b)	13,708,339
7,325,000	Bank of New York Mellon Corp. (The), 3-month EURIBOR + 0.300%, 2.915%, 12/04/2020(a)(b)	7,335,745
2,415,000	Barclays Bank PLC, 2.650%, 1/11/2021	2,395,999
5,895,000	Citibank NA, 3-month LIBOR + 0.350%, 3.048%, 2/12/2021(a)(b)	5,897,001

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$5,245,000	Citibank NA, (fixed rate to 2/19/2021, variable rate thereafter), 3.165%, 2/19/2022	$5,265,991
4,885,000	Citigroup, Inc., 2.350%, 8/02/2021	4,827,843
7,975,000	Citizens Bank NA, 3.250%, 2/14/2022(a)	8,048,596
6,860,000	HSBC Holdings PLC, 3-month LIBOR + 0.650%, 3.247%, 9/11/2021(a)(b)	6,854,076
2,550,000	JPMorgan Chase & Co., 3-month LIBOR + 0.680%, 3.306%, 6/01/2021(a)(b)	2,556,553
3,755,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.230%, 2.856%, 9/01/2020(a)(b)	3,757,038
5,800,000	JPMorgan Chase Bank NA, 3-month LIBOR + 0.590%, 3.192%, 9/23/2019(a)(b)	5,812,355
3,960,000	JPMorgan Chase Bank NA, (fixed rate to 4/26/2020, variable rate thereafter), 3.086%, 4/26/2021(a)	3,967,600
6,280,000	KeyBank NA, 3.300%, 2/01/2022	6,383,525
2,430,000	Mitsubishi UFJ Financial Group, Inc., 3.218%, 3/07/2022	2,449,383
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3-month LIBOR + 0.650%, 3.415%, 7/26/2021(a)(b)	6,731,813
6,720,000	Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021(a)	6,818,576
8,035,000	PNC Bank NA, 3-month LIBOR + 0.350%, 2.947%, 3/12/2021(b)	8,037,651
3,460,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 3.911%, 1/20/2023, 144A(b)	3,451,973
3,460,000	Standard Chartered PLC, (fixed rate to 1/20/2022, variable rate thereafter), 4.247%, 1/20/2023, 144A	3,512,246
8,070,000	Sumitomo Mitsui Financial Group, Inc., 2.846%, 1/11/2022(a)	8,077,016
4,475,000	Synchrony Financial, 5.150%, 3/19/2029	4,550,609
4,760,000	Wells Fargo & Co., 3-month LIBOR + 1.340%, 3.955%, 3/04/2021(b)	4,841,519
3,510,000	Wells Fargo Bank NA, 3.625%, 10/22/2021(a)	3,575,777

		142,873,632

	Brokerage – 0.2%
3,140,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	3,158,040

	Collateralized Mortgage Obligations – 0.1%
1,077,097	GMACM Mortgage Loan Trust, Series 2005-AR1, Class 3A, 4.706%, 3/18/2035(d)	1,102,487

	Commercial Mortgage-Backed Securities – 0.2%
3,917,029	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.532%, 10/25/2035(d)	3,973,408

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 1.6%
$3,050,000	Caterpillar Financial Services Corp., GMTN, 3-month LIBOR + 0.290%, 2.905%, 9/04/2020(a)(b)	$3,052,368
2,400,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	2,427,650
7,045,000	John Deere Capital Corp., 3-month LIBOR + 0.170%, 2.967%, 10/09/2020(a)(b)	7,036,557
6,350,000	John Deere Capital Corp., MTN, 3-month LIBOR + 0.240%, 2.837%, 3/12/2021(a)(b)	6,338,205
6,875,000	John Deere Capital Corp., MTN, 3.125%, 9/10/2021(a)	6,953,375

		25,808,155

	Consumer Products – 0.4%
7,040,000	Unilever Capital Corp., 3.000%, 3/07/2022(a)	7,111,386

	Diversified Manufacturing – 0.5%
7,945,000	3M Co., MTN, 2.750%, 3/01/2022(a)	8,014,301

	Electric – 0.4%
6,455,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	7,075,971

	Finance Companies – 0.4%
6,500,000	USAA Capital Corp., 3.000%, 7/01/2020, 144A(a)	6,533,357

	Financial Other – 0.4%
6,550,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406%, 2/28/2022, 144A	6,607,968
370,000	Yanlord Land (HK) Co. Ltd., 5.875%, 1/23/2022	375,265

		6,983,233

	Food & Beverage – 1.2%
7,800,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 1/15/2022(a)	8,053,344
3,065,000	Campbell Soup Co., 3-month LIBOR + 0.500%, 3.115%, 3/16/2020(a)(b)	3,057,816
1,935,000	Diageo Capital PLC, 3.000%, 5/18/2020	1,943,154
3,925,000	General Mills, Inc., 3.200%, 4/16/2021	3,959,036
2,900,000	PepsiCo, Inc., 3-month LIBOR + 0.270%, 3.064%, 10/04/2019(a)(b)	2,903,315

		19,916,665

	Government Owned—No Guarantee – 1.0%
18,670,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	6,049,538
1,215,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	1,086,818

Principal Amount (‡)	Description	Value (†)
	Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Government Owned—No Guarantee – continued
$4,935,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	$4,888,117
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	990,860
3,525,000	YPF S.A., 6.950%, 7/21/2027, 144A	3,130,200
1,930,000	YPF S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 51.729%, 7/07/2020, 144A(b)	648,650

		16,794,183

	Health Insurance – 0.6%
6,900,000	Cigna Corp., 3-month LIBOR + 0.650%, 3.265%, 9/17/2021, 144A(a)(b)	6,894,987
3,125,000	Humana, Inc., 2.500%, 12/15/2020	3,101,206

		9,996,193

	Healthcare – 1.0%
4,010,000	CVS Health Corp., 2.800%, 7/20/2020	4,005,084
6,065,000	CVS Health Corp., 3-month LIBOR + 0.630%, 3.231%, 3/09/2020(a)(b)	6,078,798
6,065,000	CVS Health Corp., 3-month LIBOR + 0.720%, 3.321%, 3/09/2021(a)(b)	6,078,816

		16,162,698

	Home Construction – 0.5%
875,000	China Evergrande Group, 8.750%, 6/28/2025	829,340
370,000	CIFI Holdings Group Co. Ltd., 5.500%, 1/23/2022	363,793
2,235,000	Country Garden Holdings Co. Ltd., 8.000%, 1/27/2024	2,365,361
270,000	Greenland Global Investment Ltd., 5.875%, 7/03/2024	246,208
740,000	New Metro Global Ltd., 6.500%, 4/23/2021	746,521
740,000	Shimao Property Holdings Ltd., 4.750%, 7/03/2022	735,755
1,615,000	Shimao Property Holdings Ltd., 5.200%, 1/30/2025	1,576,746
370,000	Sunac China Holdings Ltd., 7.350%, 7/19/2021	374,135
760,000	Sunac China Holdings Ltd., 8.625%, 7/27/2020	780,041

		8,017,900

	Independent Energy – 2.0%
3,845,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(g)(i)	2,302,117
4,155,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	3,978,413

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,230,000	California Resources Corp., 8.000%, 12/15/2022, 144A	$7,248,319
2,075,000	Gulfport Energy Corp., 6.000%, 10/15/2024	1,883,353
3,080,000	Gulfport Energy Corp., 6.375%, 5/15/2025	2,787,400
2,315,000	Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,295,438
5,335,000	Kosmos Energy Ltd., 7.125%, 4/04/2026, 144A	5,286,985
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022(c)(e)(k)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018(c)(e)(k)	—
3,620,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	2,877,900
3,465,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	2,858,625

		31,518,550

	Industrial Other – 0.0%
740,000	CFLD Cayman Investment Ltd., 6.500%, 12/21/2020	738,077

	Integrated Energy – 0.6%
3,335,000	Gran Tierra Energy International Holdings Ltd., 6.250%, 2/15/2025, 144A	3,184,925
5,795,000	Shell International Finance BV, 3-month LIBOR + 0.350%, 2.947%, 9/12/2019(a)(b)	5,805,077

		8,990,002

	Life Insurance – 2.3%
4,545,000	AEGON Funding Co. LLC, 5.750%, 12/15/2020	4,764,828
2,770,000	AIA Group Ltd., 3-month LIBOR + 0.520%, 3.153%, 9/20/2021, 144A(b)	2,764,859
7,735,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	7,839,506
2,420,000	MassMutual Global Funding II, 2.500%, 4/13/2022, 144A(a)	2,406,007
4,270,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	4,332,954
6,940,000	New York Life Global Funding, 3-month LIBOR + 0.160%, 2.752%, 10/01/2020, 144A(a)(b)	6,940,933
945,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	950,326
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 3.054%, 8/06/2021, 144A(a)(b)	6,795,450

		36,794,863

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 0.5%
$2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	$1,857,425
67,000,000	Provincia de Buenos Aires, 3-month EURIBOR + 3.75%, 45.741%, 4/12/2025, 144A, (ARS)(b)	1,367,053
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 48.244%, 5/31/2022, (ARS)(b)	4,582,392

		7,806,870

	Lodging – 0.3%
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 3.245%, 3/08/2021(b)	5,157,888

	Media Entertainment – 0.3%
4,710,000	Fox Corp., 3.666%, 1/25/2022, 144A	4,802,711
14,610,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(a)	509,243

		5,311,954

	Metals & Mining – 0.4%
3,070,000	ArcelorMittal, 4.550%, 3/11/2026	3,137,313
3,465,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	3,498,516

		6,635,829

	Midstream – 0.5%
4,960,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	5,030,000
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	952,118
2,160,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	2,031,545

		8,013,663

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.071%, 4/15/2044, 144A(a)(d)	4,751,914
3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	3,333,173
570,000	Credit Suisse Mortgage Trust, Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 6.084%, 1/15/2034, 144A(b)	575,355
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(a)(d)	2,643,896
183,787	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.322%, 1/15/2049(d)	183,903
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.486%, 6/15/2044, 144A(a)(d)	1,583,076
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.486%, 6/15/2044, 144A(d)	2,448,977

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,464,608	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 9.410%, 8/15/2019, 144A(b)	$5,516,168
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.634%, 11/15/2027, 144A(b)	2,724,951
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.893%, 5/10/2063, 144A(d)(g)(i)	1,063,630
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.653%, 2/15/2044, 144A(a)(d)	2,627,220
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.684%, 3/15/2044, 144A(d)	1,676,665
450,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.822%, 6/15/2045(d)	453,842
950,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.822%, 6/15/2045, 144A(d)	815,712

		30,398,482

	Pharmaceuticals – 0.9%
4,020,000	Celgene Corp., 2.250%, 8/15/2021	3,956,531
4,010,000	Celgene Corp., 2.875%, 8/15/2020	4,012,732
6,860,000	Pfizer, Inc., 3.000%, 9/15/2021(a)	6,970,171

		14,939,434

	Property & Casualty Insurance – 0.7%
6,000,000	Berkshire Hathaway Finance Corp., 3-month LIBOR + 0.320%, 3.103%, 1/10/2020(a)(b)	6,014,557
5,520,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	5,593,404

		11,607,961

	Railroads – 0.3%
4,675,000	Union Pacific Corp., 2.950%, 3/01/2022	4,712,101

	Real Estate Operations/Development – 0.1%
600,000	Easy Tactic Ltd., 7.000%, 4/25/2021	603,918
370,000	Logan Property Holdings Co. Ltd., 5.250%, 2/23/2023	352,331

		956,249

	Retailers – 1.0%
2,915,000	Alimentation Couche-Tard, Inc., 3-month LIBOR + 0.500%, 3.108%, 12/13/2019, 144A(a)(b)	2,914,455
5,955,000	Home Depot, Inc. (The), 3-month LIBOR + 0.310%, 2.936%, 3/01/2022(b)	5,948,730
6,635,000	Walmart, Inc., 3-month LIBOR + 0.230%, 2.832%, 6/23/2021(a)(b)	6,658,786

		15,521,971

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – 0.1%
29,460,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 66.450%, 6/21/2020, (ARS)(d)	$759,955

	Student Loans – 0.2%
3,505,538	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,639,870

	Technology – 3.9%
6,045,000	Apple, Inc., 3-month LIBOR + 0.070%, 2.767%, 5/11/2020(a)(b)	6,047,015
6,325,000	Apple, Inc., 3-month LIBOR + 0.250%, 2.947%, 2/07/2020(a)(b)	6,336,498
8,085,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	8,046,596
11,800,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	11,977,124
5,825,000	IBM Credit LLC, 3-month LIBOR + 0.160%, 2.893%, 2/05/2021(a)(b)	5,817,797
6,000,000	International Business Machines Corp., 3-month LIBOR + 0.230%, 2.995%, 1/27/2020(a)(b)	6,010,234
6,600,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	6,666,000
8,135,000	Uber Technologies, Inc., 7.500%, 11/01/2023	8,480,738
3,420,000	Uber Technologies, Inc., 8.000%, 11/01/2026	3,638,025

		63,020,027

	Tobacco – 0.5%
7,945,000	Altria Group, Inc., 3.490%, 2/14/2022(a)	8,069,690

	Transportation Services – 0.7%
5,050,000	FedEx Corp., 3.400%, 1/14/2022	5,117,443
5,805,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	5,883,457

		11,000,900

	Treasuries – 1.5%
380,700,000	Republic of South Africa Government Bond, 8.500%, 1/31/2037, (ZAR)(a)	23,662,410

	Wireless – 0.2%
920,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	879,750
2,900,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	2,950,199

		3,829,949

	Wirelines – 0.9%
4,070,000	AT&T, Inc., 3.000%, 2/15/2022	4,085,992

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,200,000	AT&T, Inc., 3.000%, 6/30/2022	$1,205,290
1,245,000	AT&T, Inc., 3.200%, 3/01/2022	1,255,997
4,670,000	AT&T, Inc., 3.800%, 3/15/2022	4,789,231
3,100,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	3,200,750

		14,537,260

	Total Non-Convertible Bonds (Identified Cost $1,277,225,304)	1,241,869,778

Convertible Bonds – 1.7%
	Cable Satellite – 0.4%
4,280,000	DISH Network Corp., 2.375%, 3/15/2024	3,530,448
2,995,000	DISH Network Corp., 3.375%, 8/15/2026	2,544,253

		6,074,701

	Diversified Manufacturing – 0.0%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	572,923

	Diversified Operations – 0.0%
775,000	RWT Holdings, Inc., 5.625%, 11/15/2019	779,868

	Finance Companies – 0.2%
3,220,000	iStar, Inc., 3.125%, 9/15/2022	2,954,350

	Independent Energy – 0.2%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	1,186,041
385,000	SM Energy Co., 1.500%, 7/01/2021	359,451
1,075,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,039,162

		2,584,654

	Industrial Other – 0.1%
885,000	Tutor Perini Corp., 2.875%, 6/15/2021	845,952

	Media Entertainment – 0.0%
575,000	Liberty Media Corp., 2.250%, 9/30/2046	293,595

	Oil Field Services – 0.1%
1,760,000	Nabors Industries, Inc., 0.750%, 1/15/2024	1,254,493

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.2%
$2,535,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$2,593,622
710,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	619,475

		3,213,097

	Retailers – 0.2%
3,025,000	Booking Holdings, Inc., 0.350%, 6/15/2020	4,088,874

	Technology – 0.3%
2,905,000	Finisar Corp., 0.500%, 12/15/2036	2,849,311
1,500,000	Verint Systems, Inc., 1.500%, 6/01/2021	1,652,628

		4,501,939

	Total Convertible Bonds (Identified Cost $29,192,851)	27,164,446

	Total Bonds and Notes (Identified Cost $1,306,418,155)	1,269,034,224

Senior Loans – 6.1%
	Aerospace & Defense – 0.1%
2,287,138	Science Applications International Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.249%, 10/31/2025(b)	2,251,870

	Automotive – 0.2%
2,735,332	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 6.249%, 4/21/2024(b)	2,633,605

	Building Materials – 0.9%
2,342,269	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 10/31/2023(b)	2,279,684
3,286,781	Hamilton Holdco LLC, 2018 Term Loan B, 3-month LIBOR + 2.000%, 4.610%, 7/02/2025(b)	3,253,913
5,153,836	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 2.000%, 4.601%, 12/14/2024(b)	5,061,479
3,907,019	Summit Materials Cos. I, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 11/21/2024(b)	3,822,354

		14,417,430

	Cable Satellite – 0.8%
2,134,194	Charter Communications Operating, LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.500%, 4/30/2025(b)	2,118,187
4,350,409	Unitymedia Finance LLC, Term Loan B, 1-month LIBOR + 2.250%, 4.734%, 9/30/2025(b)	4,300,423
2,840,000	Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan E, 1-month LIBOR + 2.000%, 4.484%, 6/01/2023(b)	2,803,620
2,979,034	Ziggo Secured Finance Partnership, USD Term Loan E, 1-month LIBOR + 2.500%, 4.984%, 4/15/2025(b)	2,898,660

		12,120,890

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Chemicals – 0.2%
$3,372,802	Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, 3-month LIBOR + 1.750%, 4.351%, 6/01/2024(b)	$3,295,666

	Construction Machinery – 0.3%
4,533,220	United Rentals, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.249%, 10/31/2025(b)	4,511,370

	Electric – 0.5%
3,997,159	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.379%, 5/31/2022(b)	3,982,170
1,159,108	Plantronics, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.999%, 7/02/2025(b)	1,135,926
2,945,223	Vistra Energy Corp., 1st Lien Term Loan B3, 1-month LIBOR + 2.000%, 4.486%, 12/31/2025(l)	2,898,099

		8,016,195

	Environmental – 0.0%
135,897	GFL Environmental, Inc., 2018 USD Term Loan B, 1-month LIBOR + 3.000%, 5.499%, 5/30/2025(b)	131,119

	Food & Beverage – 0.4%
4,474,701	Aramark Services, Inc., 2018 Term Loan B3, 1-month LIBOR + 1.750%, 4.249%, 3/11/2025(b)	4,435,548
2,320,160	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.490%, 5/24/2024(b)	2,297,329

		6,732,877

	Healthcare – 0.4%
1,122,900	IQVIA, Inc., 2017 USD Term Loan B2, 3-month LIBOR + 2.000%, 4.601%, 1/17/2025(b)	1,117,847
4,708,181	IQVIA, Inc., 2018 USD Term Loan B3, 1-month LIBOR + 1.750%, 4.249%, 6/11/2025(b)	4,653,237

		5,771,084

	Independent Energy – 0.2%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 7.246%, 12/31/2022(b)	796,305
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 8.486%, 3/01/2024(b)	2,902,240

		3,698,545

	Industrial Other – 0.1%
2,259,628	Diamond (BC) B.V., USD Term Loan, 3-month LIBOR + 3.000%, 5.744%, 9/06/2024(b)	2,166,418

	Lodging – 0.1%
850,725	Wyndham Hotels & Resorts, Inc., Term Loan B, 1-month LIBOR + 1.750%, 4.249%, 5/30/2025(b)	838,628

	Media Entertainment – 0.1%
2,027,062	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.250%, 3/14/2025(b)	2,020,312

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – 0.2%
$3,890,152	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1-week LIBOR + 2.250%, 4.660%, 1/31/2025(b)	$3,862,610

	Restaurants – 0.3%
5,134,765	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.749%, 2/16/2024(b)	5,049,168

	Retailers – 0.2%
2,485,125	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 4.243%, 12/15/2024(b)	2,473,743

	Technology – 0.6%
4,563,775	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.486%, 7/08/2022(b)	4,552,275
4,615,912	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.249%, 1/02/2026(b)	4,468,803
1,026,537	Microchip Technology, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.500%, 5/29/2025(b)	1,013,962

		10,035,040

	Transportation Services – 0.3%
4,182,431	Uber Technologies, Inc., 2018 Incremental Term Loan, 3-month LIBOR + 3.500%, 5.982%, 7/13/2023(b)	4,147,591

	Wireless – 0.2%
3,908,961	UPC Financing Partnership, USD Term Loan AR, 1-month LIBOR + 2.500%, 4.984%, 1/15/2026(b)	3,899,735

	Total Senior Loans (Identified Cost $99,422,900)	98,073,896

Loan Participations – 0.3%
	ABS Other – 0.3%
5,311,790	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(c) (Identified Cost $5,299,749)	5,331,510

Shares
Preferred Stocks – 0.5%
Convertible Preferred Stocks – 0.3%
	Food & Beverage – 0.2%
32,272	Bunge Ltd., 4.875%	3,170,594

	Midstream – 0.1%
1,714	Chesapeake Energy Corp., 5.750%(c)	857,000
2,329	El Paso Energy Capital Trust I, 4.750%	126,162

		983,162

	Total Convertible Preferred Stocks (Identified Cost $4,239,372)	4,153,756

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.2%
	Cable Satellite – 0.2%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	$4,100,600

	Total Preferred Stocks (Identified Cost $8,279,372)	8,254,356

Common Stocks – 3.3%
	Aerospace & Defense – 0.0%
1,084	Boeing Co. (The)	413,459

	Air Freight & Logistics – 0.0%
2,308	United Parcel Service, Inc., Class B	257,896

	Airlines – 0.1%
14,046	Southwest Airlines Co.	729,128

	Banks – 0.1%
11,326	Citigroup, Inc.	704,704
6,408	JPMorgan Chase & Co.	648,682

		1,353,386

	Beverages – 0.0%
10,963	Molson Coors Brewing Co., Class B	653,943

	Biotechnology – 0.1%
9,147	AbbVie, Inc.	737,157
3,867	Amgen, Inc.	734,652
11,186	Gilead Sciences, Inc.	727,202

		2,199,011

	Capital Markets – 0.1%
9,741	LPL Financial Holdings, Inc.	678,461
2,278	Morgan Stanley	96,131

		774,592

	Commercial Services & Supplies – 0.0%
4,289	Waste Management, Inc.	445,670

	Communications Equipment – 0.0%
10,073	Cisco Systems, Inc.	543,841

	Construction Materials – 0.2%
673,076	Cemex SAB de CV, Sponsored ADR(h)	3,123,073

	Consumer Finance – 0.0%
6,808	Capital One Financial Corp.	556,146

	Diversified Consumer Services – 0.0%
29,725	H&R Block, Inc.	711,617

	Electric Utilities – 0.1%
17,351	FirstEnergy Corp.	721,975

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
22,181	PPL Corp.	$704,025

		1,426,000

	Electrical Equipment – 0.1%
9,080	Eaton Corp. PLC	731,485
3,971	Rockwell Automation, Inc.	696,751

		1,428,236

	Electronic Equipment, Instruments & Components – 0.0%
7,504	CDW Corp.	723,160

	Entertainment – 0.0%
25,544	Viacom, Inc., Class B	717,020

	Food & Staples Retailing – 0.1%
11,667	Walgreens Boots Alliance, Inc.	738,171

	Health Care Providers & Services – 0.2%
9,072	AmerisourceBergen Corp.	721,406
742	Anthem, Inc.	212,939
3,314	Cigna Corp.	532,958
5,269	McKesson Corp.	616,789
2,844	UnitedHealth Group, Inc.	703,207

		2,787,299

	Hotels, Restaurants & Leisure – 0.1%
12,403	Carnival Corp.	629,080
10,268	Starbucks Corp.	763,323
7,124	Yum! Brands, Inc.	711,047

		2,103,450

	Industrial Conglomerates – 0.0%
1,203	Honeywell International, Inc.	191,181

	Insurance – 0.1%
14,342	Aflac, Inc.	717,100
15,177	MetLife, Inc.	646,085
7,617	Prudential Financial, Inc.	699,850

		2,063,035

	IT Services – 0.3%
4,273	Accenture PLC, Class A	752,134
4,726	Automatic Data Processing, Inc.	754,931
6,578	Broadridge Financial Solutions, Inc.	682,073
3,149	MasterCard, Inc., Class A	741,432
9,187	Paychex, Inc.	736,797
4,702	Visa, Inc., Class A	734,405

		4,401,772

	Life Sciences Tools & Services – 0.1%
2,781	Thermo Fisher Scientific, Inc.	761,215

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 0.1%
4,636	Cummins, Inc.	$731,885
5,059	Illinois Tool Works, Inc.	726,118
10,461	PACCAR, Inc.	712,813

		2,170,816

	Media – 0.2%
5,795	Comcast Corp., Class A	231,684
6,705	Nexstar Media Group, Inc., Class A	726,621
9,081	Omnicom Group, Inc.	662,822
18,542	Sinclair Broadcast Group, Inc., Class A	713,496
112,438	Sirius XM Holdings, Inc.	637,524

		2,972,147

	Multi-Utilities – 0.1%
9,458	Dominion Energy, Inc.	725,050

	Multiline Retail – 0.1%
10,644	Kohl’s Corp.	731,988

	Oil, Gas & Consumable Fuels – 0.2%
11,431	CVR Energy, Inc.	470,957
1,884	Dommo Energia S.A., Sponsored ADR(h)	36,078
99,386	Encana Corp.	719,555
28,351	Plains GP Holdings LP, Class A(h)	706,507
73,856	Whiting Petroleum Corp.(h)	1,930,596

		3,863,693

	Paper & Forest Products – 0.0%
7,988	Domtar Corp.	396,604

	Pharmaceuticals – 0.2%
4,444	Allergan PLC	650,646
14,250	Bristol-Myers Squibb Co.	679,867
5,040	Johnson & Johnson	704,542
6,077	Merck & Co., Inc.	505,424

		2,540,479

	Professional Services – 0.0%
1,583	Robert Half International, Inc.	103,148

	REITs—Diversified – 0.1%
9,283	Lamar Advertising Co., Class A	735,771

	Semiconductors & Semiconductor Equipment – 0.1%
2,502	Broadcom, Inc.	752,376
6,188	KLA-Tencor Corp.	738,909
2,636	Texas Instruments, Inc.	279,601

		1,770,886

	Software – 0.1%
2,834	Intuit, Inc.	740,836
6,289	Microsoft Corp.	741,725

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
13,678	Oracle Corp.	$734,645

		2,217,206

	Specialty Retail – 0.2%
10,299	Best Buy Co., Inc.	731,847
19,118	Dick’s Sporting Goods, Inc.	703,734
8,933	Foot Locker, Inc.	541,340
3,761	Home Depot, Inc. (The)	721,698

		2,698,619

	Technology Hardware, Storage & Peripherals – 0.1%
3,399	Apple, Inc.	645,640
43,895	Hewlett Packard Enterprise Co.	677,300
35,498	HP, Inc.	689,726
1,469	NetApp, Inc.	101,860

		2,114,526

	Tobacco – 0.1%
12,851	Altria Group, Inc.	738,033
8,080	Philip Morris International, Inc.	714,191

		1,452,224

	Total Common Stocks (Identified Cost $54,254,018)	53,595,458

Exchange-Traded Funds – 0.5%
22,686	Invesco QQQ Trust, Series 1	4,075,767
82,282	iShares® China Large-Cap ETF	3,642,624

	Total Exchange-Traded Funds (Identified Cost $6,980,839)	7,718,391

Other Investments – 0.5%
	Aircraft ABS – 0.5%
900	ECAF I Blocker Ltd.(c)(e)(f)(g) (Identified Cost $9,000,000)	7,790,625

Total Purchased Options – 0.0% (Identified Cost $1,105,518) (see detail below)		138,975

Principal Amount (‡)
Short-Term Investments – 9.4%
$85,512,466	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $85,523,155 on 4/01/2019 collateralized by $87,255,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $87,229,085 including accrued interest(m)	85,512,466
24,420,000	U.S. Treasury Bills, 2.438%, 12/05/2019(a)(n)	24,029,294
24,415,000	U.S. Treasury Bills, 2.460%, 1/30/2020(a)(n)	23,935,137
19,100,000	U.S. Treasury Bills, 2.540%, 8/15/2019(n)(o)	18,928,089

Description	Value (†)
Total Short-Term Investments (Identified Cost $152,346,958)	$152,404,986

Total Investments – 99.1% (Identified Cost $1,643,107,509)	1,602,342,421
Other assets less liabilities – 0.9%	14,222,040

Net Assets – 100.0%	$1,616,564,461

Purchased Options – 0.0%

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Cost	Value (†)
Options on Securities – 0.0%
SPDR® S&P 500® ETF Trust, Put(h)	4/18/2019	265.00	75,000	$21,186,000	$598,713	$21,375
SPDR® S&P 500® ETF Trust, Put(h)	5/17/2019	271.00	60,000	16,948,800	506,805	117,600

Total					$1,105,518	$138,975

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
AbbVie, Inc., Call	4/18/2019	82.50	(3,000)	$(241,770)	$(2,931)	$(1,800)
AbbVie, Inc., Call	5/17/2019	95.00	(2,600)	(209,534)	(7,272)	(468)
AbbVie, Inc., Call	6/21/2019	87.50	(3,000)	(241,770)	(3,591)	(3,075)
Accenture PLC, Call	5/17/2019	175.00	(1,400)	(246,428)	(1,970)	(5,390)
Accenture PLC, Call	5/17/2019	165.00	(1,400)	(246,428)	(2,348)	(15,820)
Accenture PLC, Call	6/21/2019	175.00	(1,400)	(246,428)	(3,132)	(7,770)
Aflac, Inc., Call	5/17/2019	50.00	(4,700)	(235,000)	(4,358)	(5,758)
Allergan PLC, Call	4/18/2019	160.00	(1,400)	(204,974)	(1,858)	(280)
Allergan PLC, Call	5/17/2019	160.00	(1,400)	(204,974)	(4,994)	(2,324)
Allergan PLC, Call	5/17/2019	165.00	(1,400)	(204,974)	(3,104)	(1,337)
Altria Group, Inc., Call	5/17/2019	60.00	(9,600)	(551,328)	(6,116)	(7,488)
AmerisourceBergen Corp., Call	4/18/2019	85.00	(2,900)	(230,608)	(2,863)	(870)
AmerisourceBergen Corp., Call	5/17/2019	92.50	(2,600)	(206,752)	(5,479)	(845)
AmerisourceBergen Corp., Call	5/17/2019	87.50	(2,900)	(230,608)	(4,157)	(2,393)
Amgen, Inc., Call	4/18/2019	200.00	(1,200)	(227,976)	(2,146)	(792)
Amgen, Inc., Call	5/17/2019	200.00	(1,200)	(227,976)	(4,580)	(3,372)
Amgen, Inc., Call	6/21/2019	210.00	(1,200)	(227,976)	(2,285)	(1,770)
Anthem, Inc., Call	4/18/2019	320.00	(200)	(57,396)	(269)	(19)
Anthem, Inc., Call	6/21/2019	330.00	(200)	(57,396)	(789)	(221)
Apple, Inc., Call	4/18/2019	185.00	(1,100)	(208,945)	(1,372)	(7,645)
Apple, Inc., Call	5/17/2019	195.00	(1,100)	(208,945)	(4,567)	(5,308)
Apple, Inc., Call	6/21/2019	200.00	(1,100)	(208,945)	(4,232)	(4,950)
Automatic Data Processing, Inc., Call	5/17/2019	160.00	(3,100)	(495,194)	(6,584)	(14,260)
Best Buy Co., Inc., Call	4/18/2019	72.50	(3,300)	(234,498)	(2,498)	(3,482)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Best Buy Co., Inc., Call	5/17/2019	75.00	(3,300)	$(234,498)	$(2,465)	$(3,597)
Best Buy Co., Inc., Call	6/21/2019	75.00	(3,300)	(234,498)	(7,580)	(9,290)
Boeing Co. (The), Call	4/18/2019	405.00	(500)	(190,710)	(949)	(822)
Bristol-Myers Squibb Co., Call	4/18/2019	55.00	(9,400)	(448,474)	(11,545)	(611)
Bristol-Myers Squibb Co., Call	5/17/2019	55.00	(4,600)	(219,466)	(10,061)	(920)
Broadcom Ltd., Call	4/18/2019	310.00	(800)	(240,568)	(2,390)	(2,320)
Broadridge Financial Solutions, Inc., Call	6/21/2019	105.00	(2,100)	(217,749)	(6,693)	(8,505)
Broadridge Financial Solutions, Inc., Call	6/21/2019	115.00	(2,100)	(217,749)	(2,598)	(1,942)
Broadridge Financial Solutions, Inc., Call	6/21/2019	110.00	(2,100)	(217,749)	(4,991)	(4,358)
Capital One Financial Corp., Call	4/18/2019	87.50	(2,200)	(179,718)	(2,018)	(231)
Capital One Financial Corp., Call	6/21/2019	90.00	(2,200)	(179,718)	(3,580)	(2,068)
Carnival Corp., Call	4/18/2019	60.00	(12,200)	(618,784)	(11,637)	(305)
CDW Corp., Call	6/21/2019	105.00	(3,700)	(356,569)	(6,649)	(4,995)
CDW Corp., Call	6/21/2019	100.00	(3,700)	(356,569)	(10,238)	(10,823)
Cigna Corp., Call	4/18/2019	180.00	(1,600)	(257,312)	(1,259)	(168)
Cigna Corp., Call	7/19/2019	185.00	(1,000)	(160,820)	(3,927)	(2,430)
Cisco Systems, Inc., Call	4/18/2019	55.00	(5,000)	(269,950)	(2,086)	(1,450)
Citigroup, Inc., Call	4/18/2019	67.50	(3,700)	(230,214)	(4,466)	(407)
Citigroup, Inc., Call	5/17/2019	67.50	(3,700)	(230,214)	(5,576)	(1,369)
Citigroup, Inc., Call	6/21/2019	70.00	(3,700)	(230,214)	(4,392)	(1,443)
Comcast Corp., Call	5/17/2019	42.50	(2,800)	(111,944)	(972)	(938)
Cummins, Inc., Call	4/18/2019	165.00	(1,500)	(236,805)	(1,451)	(637)
Cummins, Inc., Call	6/21/2019	170.00	(1,500)	(236,805)	(3,467)	(2,775)
CVR Energy, Inc., Call	6/21/2019	45.00	(3,700)	(152,440)	(3,985)	(3,423)
Dick’s Sporting Goods, Inc., Call	4/18/2019	40.00	(9,500)	(349,695)	(14,983)	(712)
Dominion Energy, Inc., Call	4/18/2019	80.00	(2,600)	(199,316)	(3,711)	(260)
Dominion Energy, Inc., Call	7/19/2019	80.00	(6,200)	(475,292)	(6,368)	(7,130)
Domtar Corp., Call	4/18/2019	57.50	(5,200)	(258,180)	(3,241)	(2,340)
Domtar Corp., Call	4/18/2019	52.50	(2,600)	(129,090)	(876)	(520)
Eaton Corp. PLC, Call	4/18/2019	82.50	(2,900)	(233,624)	(2,776)	(1,305)
Eaton Corp. PLC, Call	7/19/2019	87.50	(2,900)	(233,624)	(2,486)	(2,247)
FirstEnergy Corp., Call	4/18/2019	42.00	(5,700)	(237,177)	(1,921)	(2,280)
FirstEnergy Corp., Call	4/18/2019	41.00	(11,400)	(474,354)	(4,979)	(11,400)
Foot Locker, Inc., Call	4/18/2019	62.50	(2,900)	(175,740)	(2,863)	(2,247)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Foot Locker, Inc., Call	4/18/2019	65.00	(2,900)	$(175,740)	$(1,239)	$(580)
Gilead Sciences, Inc., Call	4/18/2019	70.00	(1,900)	(123,519)	(2,085)	(199)
Gilead Sciences, Inc., Call	5/17/2019	70.00	(3,600)	(234,036)	(3,266)	(2,628)
H&R Block, Inc., Call	4/18/2019	25.00	(9,800)	(234,612)	(3,402)	(1,715)
H&R Block, Inc., Call	7/19/2019	27.00	(19,600)	(469,224)	(12,087)	(10,780)
Hewlett Packard Enterprise Co., Call	4/18/2019	16.00	(14,400)	(222,192)	(4,136)	(1,440)
Hewlett Packard Enterprise Co., Call	5/17/2019	18.00	(14,600)	(225,278)	(2,586)	(438)
Hewlett Packard Enterprise Co., Call	5/17/2019	17.00	(14,400)	(222,192)	(2,550)	(792)
Home Depot, Inc. (The), Call	5/17/2019	190.00	(1,800)	(345,402)	(3,505)	(10,665)
Home Depot, Inc. (The), Call	6/21/2019	195.00	(1,800)	(345,402)	(3,721)	(9,405)
Honeywell International, Inc., Call	6/21/2019	160.00	(1,100)	(174,812)	(2,769)	(4,510)
HP, Inc., Call	5/17/2019	21.00	(17,700)	(343,911)	(3,843)	(2,301)
Illinois Tool Works, Inc., Call	4/18/2019	150.00	(1,600)	(229,648)	(908)	(600)
Illinois Tool Works, Inc., Call	6/21/2019	150.00	(1,600)	(229,648)	(6,475)	(4,640)
Illinois Tool Works, Inc., Call	6/21/2019	155.00	(1,600)	(229,648)	(2,541)	(2,480)
Intuit, Inc., Call	4/18/2019	250.00	(900)	(235,269)	(2,553)	(11,835)
Intuit, Inc., Call	4/18/2019	270.00	(900)	(235,269)	(1,194)	(1,395)
Intuit, Inc., Call	7/19/2019	280.00	(900)	(235,269)	(4,470)	(5,535)
Johnson & Johnson, Call	4/18/2019	140.00	(3,300)	(461,307)	(5,271)	(6,683)
Johnson & Johnson, Call	5/17/2019	145.00	(1,600)	(223,664)	(779)	(1,728)
JPMorgan Chase & Co., Call	5/17/2019	110.00	(2,100)	(212,583)	(2,955)	(483)
JPMorgan Chase & Co., Call	6/21/2019	110.00	(2,100)	(212,583)	(4,804)	(1,323)
KLA-Tencor Corp., Call	6/21/2019	120.00	(6,100)	(728,401)	(15,121)	(36,295)
Kohl’s Corp., Call	4/18/2019	72.50	(3,500)	(240,695)	(5,170)	(1,750)
Kohl’s Corp., Call	5/17/2019	75.00	(7,000)	(481,390)	(4,110)	(6,125)
Lamar Advertising Co., Call	4/18/2019	80.00	(6,100)	(483,486)	(6,022)	(6,710)
Lamar Advertising Co., Call	7/19/2019	85.00	(3,000)	(237,780)	(2,961)	(3,600)
LPL Financial Holdings, Inc., Call	7/19/2019	80.00	(4,800)	(334,320)	(12,431)	(5,400)
MasterCard, Inc., Call	4/18/2019	240.00	(1,500)	(353,175)	(2,111)	(3,030)
MasterCard, Inc., Call	6/21/2019	250.00	(1,000)	(235,450)	(2,787)	(4,100)
McKesson Corp., Call	4/18/2019	125.00	(1,700)	(199,002)	(2,171)	(382)
Merck & Co., Inc., Call	5/17/2019	85.00	(2,900)	(241,193)	(1,993)	(3,538)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Merck & Co., Inc., Call	6/21/2019	85.00	(2,900)	$(241,193)	$(3,124)	$(5,119)
MetLife, Inc., Call	4/18/2019	47.50	(5,000)	(212,850)	(2,636)	(100)
MetLife, Inc., Call	5/17/2019	47.50	(5,000)	(212,850)	(3,387)	(400)
Microsoft Corp., Call	4/18/2019	115.00	(4,100)	(483,554)	(3,924)	(15,683)
Microsoft Corp., Call	5/17/2019	120.00	(2,000)	(235,880)	(4,594)	(5,710)
Molson Coors Brewing Co., Call	4/18/2019	67.50	(3,600)	(214,740)	(4,850)	(90)
Molson Coors Brewing Co., Call	4/18/2019	65.00	(3,200)	(190,880)	(3,319)	(240)
Morgan Stanley, Call	4/18/2019	45.00	(700)	(29,540)	(530)	(171)
Morgan Stanley, Call	4/18/2019	46.00	(700)	(29,540)	(306)	(80)
Morgan Stanley, Call	4/18/2019	47.00	(600)	(25,320)	(364)	(36)
NetApp, Inc., Call	4/18/2019	70.00	(500)	(34,670)	(375)	(560)
Nexstar Media Group, Inc., Call	4/18/2019	115.00	(6,600)	(715,242)	(2,885)	(3,465)
Omnicom Group, Inc., Call	4/18/2019	80.00	(2,900)	(211,671)	(1,848)	(652)
Omnicom Group, Inc., Call	4/18/2019	82.50	(5,900)	(430,641)	(4,541)	(1,032)
Oracle Corp., Call	4/18/2019	55.00	(13,500)	(725,085)	(6,982)	(3,578)
PACCAR, Inc., Call	4/18/2019	70.00	(3,400)	(231,676)	(1,996)	(1,615)
PACCAR, Inc., Call	5/17/2019	73.00	(3,400)	(231,676)	(4,301)	(2,125)
Paychex, Inc., Call	4/18/2019	82.50	(3,000)	(240,600)	(1,161)	(750)
Philip Morris International, Inc., Call	4/18/2019	90.00	(4,000)	(353,560)	(1,801)	(4,740)
Philip Morris International, Inc., Call	5/17/2019	95.00	(2,000)	(176,780)	(1,854)	(1,140)
Philip Morris International, Inc., Call	5/17/2019	92.50	(2,000)	(176,780)	(3,534)	(2,270)
Plains GP Holdings LP, Call	5/17/2019	26.00	(14,100)	(351,372)	(8,279)	(7,050)
PPL Corp., Call	4/18/2019	32.00	(14,400)	(457,056)	(2,578)	(4,680)
PPL Corp., Call	7/19/2019	34.00	(7,300)	(231,702)	(4,067)	(1,825)
Prudential Financial, Inc., Call	4/18/2019	100.00	(3,800)	(349,144)	(3,226)	(133)
Rockwell Automation, Inc., Call	4/18/2019	190.00	(1,300)	(228,098)	(1,920)	(227)
Rockwell Automation, Inc., Call	7/19/2019	195.00	(1,300)	(228,098)	(4,387)	(2,795)
Sinclair Broadcast Group, Inc., Call	4/18/2019	41.00	(9,200)	(354,016)	(4,665)	(2,760)
Sinclair Broadcast Group, Inc., Call	6/21/2019	42.00	(9,200)	(354,016)	(11,566)	(10,580)
Southwest Airlines Co., Call	4/18/2019	62.50	(7,900)	(410,089)	(3,302)	(395)
Southwest Airlines Co., Call	4/18/2019	55.00	(4,600)	(238,786)	(1,321)	(1,725)
SPDR® S&P 500® ETF Trust, Put	4/18/2019	250.00	(75,000)	(21,186,000)	(290,033)	(6,375)
SPDR® S&P 500® ETF Trust, Put	5/17/2019	245.00	(60,000)	(16,948,800)	(148,027)	(20,100)

Description	Expiration Date	Exercise Price	Shares (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – continued
Starbucks Corp., Call	4/18/2019	75.00	(3,200)	$(237,888)	$(1,783)	$(2,720)
Starbucks Corp., Call	5/17/2019	75.00	(3,300)	(245,322)	(2,333)	(6,600)
Starbucks Corp., Call	6/21/2019	77.50	(3,300)	(245,322)	(1,772)	(4,901)
Texas Instruments, Inc., Call	4/18/2019	115.00	(1,700)	(180,319)	(1,525)	(85)
Texas Instruments, Inc., Call	5/17/2019	115.00	(800)	(84,856)	(1,566)	(552)
Thermo Fisher Scientific, Inc., Call	4/18/2019	270.00	(900)	(246,348)	(1,950)	(6,435)
Thermo Fisher Scientific, Inc., Call	6/21/2019	280.00	(900)	(246,348)	(3,300)	(7,110)
United Parcel Service, Inc., Call	4/18/2019	115.00	(700)	(78,218)	(278)	(346)
United Parcel Service, Inc., Call	5/17/2019	120.00	(700)	(78,218)	(250)	(528)
UnitedHealth Group, Inc., Call	4/18/2019	290.00	(1,300)	(321,438)	(2,504)	(84)
UnitedHealth Group, Inc., Call	5/17/2019	270.00	(900)	(222,534)	(2,067)	(1,287)
Viacom, Inc., Call	4/18/2019	30.00	(8,400)	(235,788)	(2,412)	(1,260)
Viacom, Inc., Call	6/21/2019	32.50	(8,000)	(224,560)	(4,697)	(2,200)
Visa, Inc., Call	4/18/2019	155.00	(1,500)	(234,285)	(1,016)	(4,763)
Visa, Inc., Call	5/17/2019	160.00	(1,500)	(234,285)	(4,391)	(4,163)
Visa, Inc., Call	6/21/2019	165.00	(1,500)	(234,285)	(3,191)	(3,188)
Walgreens Boots Alliance, Inc., Call	4/18/2019	65.00	(3,800)	(240,426)	(3,713)	(4,389)
Walgreens Boots Alliance, Inc., Call	5/17/2019	67.50	(3,800)	(240,426)	(2,991)	(3,040)
Waste Management, Inc., Call	4/18/2019	105.00	(1,400)	(145,474)	(262)	(1,050)
Yum Brands, Inc., Call	4/18/2019	97.50	(2,100)	(209,601)	(3,291)	(6,384)
Yum Brands, Inc., Call	7/19/2019	105.00	(2,300)	(229,563)	(3,972)	(3,795)

Total					$(965,637)	$(519,871)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“Cboe®”).

Option contracts on foreign indices are priced at the most recent settlement price.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$4,373,365	0.3%	$14,138,003	0.9%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(e)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $14,138,003 or 0.9% of net assets.
(f)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	June 18, 2015	$9,000,000	$7,790,625	0.5%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	2,069,787	1,770,727	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	820,999	450,804	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	2,657,606	—	—

(g)	Illiquid security.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $4,373,365 or 0.3% of net assets.
(j)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2019.
(m)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $517,477,074 or 32.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound

HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2019, the Fund had the following open bilateral credit default swap agreements:

Buy Protection
Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CDX.EM Series 31 100, 5-Year	(1.00%)	6/20/2024	8,000,000	$317,600	$301,279	$(16,321)

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bilateral Credit Default Swap Agreements – continued
Buy Protection – continued
Bank of America, N.A.	CDX.EM Series 31 100, 5-Year	(1.00%)	6/20/2024	8,000,000	333,600	301,279	(32,321)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	6,100,000 EUR	(2,950)	(93,786)	(90,836)
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000 EUR	38,372	(68,560)	(106,932)
Morgan Stanley Capital Services, Inc.	ITRX Asia ex-Japan Index Series 31, 5-Year	(1.00%)	6/20/2024	8,000,000	(110,329)	(111,678)	(1,349)

Total						$328,534	$(247,759)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/18/2019	CAD	S	3,020,000	$2,268,819	$2,264,211	$4,608
Bank of America, N.A.	4/22/2019	ARS	B	38,640,000	888,684	868,870	(19,814)
Bank of America, N.A.	4/15/2019	CLP	B	642,590,000	963,331	944,305	(19,026)
Bank of America, N.A.	4/15/2019	CLP	S	642,590,000	945,263	944,305	958
Bank of America, N.A.	4/08/2019	IDR	B	22,688,600,000	1,596,315	1,592,126	(4,189)
Bank of America, N.A.	4/08/2019	IDR	S	22,688,600,000	1,586,615	1,592,126	(5,511)
Bank of America, N.A.	4/15/2019	NOK	B	98,105,000	11,568,030	11,380,494	(187,536)
Bank of America, N.A.	4/25/2019	TRY	B	4,935,000	886,776	859,338	(27,438)
Bank of America, N.A.	4/25/2019	TRY	S	4,935,000	877,177	859,338	17,839
Barclays Bank PLC	4/08/2019	CHF	B	1,445,000	1,453,474	1,451,992	(1,482)
Barclays Bank PLC	4/08/2019	CHF	S	1,445,000	1,446,701	1,451,992	(5,291)
Barclays Bank PLC	4/05/2019	EUR	B	4,580,000	5,177,003	5,138,931	(38,072)
Barclays Bank PLC	4/05/2019	EUR	S	4,580,000	5,220,490	5,138,931	81,559

Counterparty	Delivery Date	Currency Bought/ Sold (B/ S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	4/08/2019	JPY	B	233,470,000	2,117,066	$2,107,542	$(9,524)
Barclays Bank PLC	4/08/2019	JPY	S	233,470,000	2,090,751	2,107,541	(16,790)
Barclays Bank PLC	4/23/2019	PLN	B	28,780,000	7,666,693	7,500,920	(165,773)
Barclays Bank PLC	4/04/2019	SEK	B	12,005,000	1,293,772	1,291,427	(2,345)
Barclays Bank PLC	4/04/2019	SEK	S	7,205,000	784,429	775,071	9,358
Barclays Bank PLC	4/04/2019	SEK	S	4,800,000	515,708	516,355	(647)
Barclays Bank PLC	4/01/2019	TRY	B	1,620,000	298,797	290,557	(8,240)
Barclays Bank PLC	4/01/2019	TRY	S	1,620,000	281,690	290,557	(8,867)
Credit Suisse International	4/29/2019	COP	S	18,400,000,000	5,878,782	5,762,011	116,771
Deutsche Bank AG	4/30/2019	EUR	S	2,000,000	2,257,240	2,248,821	8,419
Deutsche Bank AG	4/30/2019	GBP	S	5,095,000	6,750,697	6,645,353	105,344
Goldman Sachs & Co.	4/09/2019	EUR	B	4,580,000	5,179,600	5,140,685	(38,915)
Goldman Sachs & Co.	4/09/2019	EUR	S	4,580,000	5,221,786	5,140,685	81,101
JPMorgan Chase Bank N.A.	4/08/2019	EUR	B	4,580,000	5,179,185	5,140,246	(38,939)
JPMorgan Chase Bank N.A.	4/08/2019	EUR	S	4,580,000	5,220,975	5,140,246	80,729
Morgan Stanley Capital Services, Inc.	4/08/2019	ARS	B	11,120,000	272,282	254,725	(17,557)
Morgan Stanley Capital Services, Inc.	4/08/2019	ARS	S	11,120,000	250,056	254,725	(4,669)
Morgan Stanley Capital Services, Inc.	4/22/2019	ARS	S	38,640,000	927,731	868,870	58,861
Morgan Stanley Capital Services, Inc.	4/08/2019	BRL	B	2,905,000	773,903	741,611	(32,292)
Morgan Stanley Capital Services, Inc.	4/08/2019	BRL	S	2,905,000	750,259	741,610	8,649
Morgan Stanley Capital Services, Inc.	4/25/2019	GBP	S	1,225,000	1,611,561	1,597,354	14,207
Morgan Stanley Capital Services, Inc.	4/15/2019	MYR	B	47,200,000	11,494,455	11,558,188	63,733
Morgan Stanley Capital Services, Inc.	4/05/2019	RUB	B	51,850,000	785,499	789,873	4,374
Morgan Stanley Capital Services, Inc.	4/05/2019	RUB	S	51,850,000	804,500	789,873	14,627
Morgan Stanley Capital Services, Inc.	4/30/2019	ZAR	S	361,810,000	24,712,954	24,991,756	(278,802)
UBS AG	4/08/2019	EUR	B	850,000	963,339	953,976	(9,363)
UBS AG	4/08/2019	EUR	S	850,000	962,965	953,976	8,989
UBS AG	4/15/2019	HUF	B	2,146,330,000	7,732,049	7,502,444	(229,605)
UBS AG	4/11/2019	SGD	B	1,085,000	798,898	800,732	1,834
UBS AG	4/11/2019	SGD	S	1,085,000	803,047	800,733	2,314
UBS AG	4/04/2019	THB	B	25,595,000	810,469	806,564	(3,905)

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Forward Foreign Currency Contracts – continued
UBS AG	4/04/2019	THB	S	25,595,000	809,095	$806,564	$2,531

Total							$(487,787)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/21/2019	299	$41,867,544	$42,425,110	$(557,566)
German Euro Bund	6/06/2019	956	174,691,396	178,381,898	(3,690,502)
Ultra 10 Year U.S. Treasury Note	6/19/2019	355	47,163,580	47,137,343	26,237
Ultra Long U.S. Treasury Bond	6/19/2019	129	21,686,875	21,672,000	14,875

Total					$(4,206,956)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Non-Convertible Bonds
ABS Credit Card	$—	$68,423,823	$648,033	(a)	$69,071,856
ABS Home Equity	—	145,871,862	4,125,847	(b)	149,997,709
ABS Other	—	81,072,796	2,221,531	(c)(d)	83,294,327
ABS Student Loan	—	5,778,288	4,076,553	(a)	9,854,841
Independent Energy	—	31,518,550	—	(d)	31,518,550
All Other Non-Convertible Bonds*	—	898,132,495	—		898,132,495

Total Non-Convertible Bonds	—	1,230,797,814	11,071,964		1,241,869,778

Convertible Bonds*	—	27,164,446	—		27,164,446

Total Bonds and Notes	—	1,257,962,260	11,071,964		1,269,034,224

Senior Loans*	—	98,073,896	—		98,073,896
Loan Participations*	—	—	5,331,510		5,331,510
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	3,170,594	—		3,170,594
Midstream	126,162	—	857,000		983,162
Non-Convertible Preferred Stocks
Cable Satellite	—	4,100,600	—		4,100,600

Total Preferred Stocks	126,162	7,271,194	857,000		8,254,356

Common Stocks*	53,595,458	—	—		53,595,458
Exchange-Traded Funds	7,718,391	—	—		7,718,391
Other Investments*	—	—	7,790,625(e)		7,790,625
Short-Term Investments	—	152,404,986	—		152,404,986
Purchased Options*	138,975	—	—		138,975

Total Investments	$61,578,986	$1,515,712,336	$25,051,099		$1,602,342,421

Forward Foreign Currency Contracts (unrealized appreciation)	—	686,805	—		686,805
Futures Contracts (unrealized appreciation)	41,112	—	—		41,112

Total	$61,620,098	$1,516,399,141	$25,051,099		$1,603,070,338

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Written Options*	$(519,871)	$—	$—		$(519,871)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(247,759)	—		(247,759)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,174,592)	—		(1,174,592)
Futures Contracts (unrealized depreciation)	(4,248,068)	—	—		(4,248,068)

Total	$(4,767,939)	$(1,422,351)	$—		$(6,190,290)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund ($1,770,727) or fair valued by the Fund’s adviser ($450,804).
(d)	Includes securities fair valued at zero using level 3 inputs.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Credit Card	$—		$—	$—	$8,138	$639,895	$—	$—	$—	$648,033		$8,138
ABS Home Equity	1		—	11,851	(24,966)	—	(292,252)	4,431,213	—	4,125,847		(24,966)
ABS Other	4,468,825		—	—	72,674	46,167	—	—	(2,366,135)	2,221,531		72,674
ABS Student Loan	4,307,138		—	267	(1,852)	—	(229,000)	—	—	4,076,553		(1,630)
Independent Energy	—	(a)	46,750	—	(46,750)	—	—	—	—	—	(a)	(46,750)
Loan Participations	6,733,310		108	(10,642)	73,826	—	(1,465,092)	—	—	5,331,510		20,396
Preferred Stocks
Convertible Preferred Stocks Midstream	—		—	—	(27,170)	—	—	884,170	—	857,000		(27,170)
Other Investments
Aircraft ABS	7,790,625		—	—	—	—	—	—	—	7,790,625		—

Total	$23,299,899		$46,858	$1,476	$53,900	$686,062	$(1,986,344)	$5,315,383	$(2,366,135)	$25,051,099		$692

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $4,431,213 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At December 31, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $2,366,135 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At December 31, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $884,170 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At December 31, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2019, the Fund used futures, forward foreign currency contracts, option contracts, and credit default swap agreements (as a protection buyer) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts, interest rate swap agreements and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2019, the Fund engaged in forward foreign currency and option contracts for hedging and investment exposure.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2019, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2019, the Fund engaged in futures and option contracts for hedging and investment exposure.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$—	$686,805	$—	$—	$686,805
Credit contracts	—	—	—	602,558	602,558

Total over-the-counter asset derivatives	$—	$686,805	$—	$602,558	$1,289,363

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$—	$41,112	$—	$41,112
Equity contracts	138,975	—	—	—	138,975

Total exchange-traded/cleared asset derivatives	$138,975	$—	$41,112	$—	$180,087

Total asset derivatives	$138,975	$686,805	$41,112	$602,558	$1,469,450

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(1,174,592)	$—	$—	$(1,174,592)
Credit contracts	—	—	—	(274,024)	(274,024)

Total over-the-counter liability derivatives	$—	$(1,174,592)	$—	$(274,024)	$(1,448,616)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(3,690,502)	$—	$(3,690,502)
Equity contracts	(519,871)	—	(557,566)	—	(1,077,437)

Total exchange-traded/cleared liability derivatives	$(519,871)	$—	$(4,248,068)	$—	$(4,767,939)

Total liability derivatives	$(519,871)	$(1,174,592)	$(4,248,068)	$(274,024)	$(6,216,555)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options, swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Barclays Bank PLC	$(166,114)	$—
Morgan Stanley Capital Services, Inc.	(349,107)	—
UBS AG	(227,205)	130,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 18,635,760	$17,682,799

Net loss amount reflects cash received as collateral of $1,239,494.

Industry Summary at March 31, 2019 (Unaudited)

ABS Car Loan	12.8%
ABS Home Equity	9.3
Banking	8.8
ABS Other	5.5
Automotive	5.2
Technology	4.8
ABS Credit Card	4.3
Independent Energy	2.4
Life Insurance	2.3
Other Investments, less than 2% each	33.8
Short-Term Investments	9.4
Exchange-Traded Funds	0.5

Total Investments	99.1
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	0.9

Net Assets	100.0%

Consolidated Portfolio of Investments – as of March 31, 2019 (Unaudited)

ASG Global Alternatives Fund

Shares	Description	Value (†)
	Common Stocks – 18.1% of Net Assets
	Aerospace & Defense – 0.3%
53,065	Arconic, Inc.	$1,014,072
15,361	United Technologies Corp.	1,979,879

		2,993,951

	Banks – 0.4%
26,991	Citigroup, Inc.	1,679,380
154,111	Investors Bancorp, Inc.	1,826,215
34,851	U.S. Bancorp	1,679,470

		5,185,065

	Beverages – 0.1%
13,922	Coca-Cola Co. (The)	652,385
3,324	PepsiCo, Inc.	407,356

		1,059,741

	Building Products – 0.1%
31,642	Apogee Enterprises, Inc.	1,186,259

	Capital Markets – 1.0%
35,950	Bank of New York Mellon Corp. (The)	1,812,958
36,650	Brookfield Asset Management, Inc., Class A	1,709,723
29,121	Ellington Financial, Inc.	521,266
38,311	Main Street Capital Corp.	1,425,169
20,057	Nasdaq, Inc.	1,754,787
116,409	New Mountain Finance Corp.	1,579,670
46,896	PennantPark Floating Rate Capital Ltd.	600,738
44,897	Solar Capital Ltd.	935,653
68,511	TPG Specialty Lending, Inc.	1,370,220

		11,710,184

	Chemicals – 0.7%
9,031	Air Products & Chemicals, Inc.	1,724,560
27,180	DowDuPont, Inc.	1,448,966
9,704	Ecolab, Inc.	1,713,144
105,975	Element Solutions, Inc.(a)	1,070,348
15,304	PPG Industries, Inc.	1,727,362
67,720	Rayonier Advanced Materials, Inc.	918,283

		8,602,663

	Commercial Services & Supplies – 0.1%
21,326	Republic Services, Inc.	1,714,184

	Consumer Finance – 0.1%
142,995	SLM Corp.	1,417,080

	Containers & Packaging – 0.3%
13,892	AptarGroup, Inc.	1,477,970
28,374	Sonoco Products Co.	1,745,852

		3,223,822

Shares	Description	Value (†)
	Common Stocks – continued
	Diversified Consumer Services – 0.1%
13,580	Bright Horizons Family Solutions, Inc.(a)	$1,726,154

	Diversified Financial Services – 0.1%
5	Berkshire Hathaway, Inc., Class A(a)	1,506,075

	Diversified Telecommunication Services – 0.1%
38,480	Zayo Group Holdings, Inc.(a)	1,093,602

	Electric Utilities – 0.8%
4,858	ALLETE, Inc.	399,473
8,441	Alliant Energy Corp.	397,824
4,708	American Electric Power Co., Inc.	394,295
12,771	Avangrid, Inc.	643,020
4,425	Duke Energy Corp.	398,250
4,192	Entergy Corp.	400,881
11,087	Evergy, Inc.	643,600
5,597	Eversource Energy	397,107
7,974	Exelon Corp.	399,737
58,615	FirstEnergy Corp.	2,438,970
9,846	Hawaiian Electric Industries, Inc.	401,421
4,005	IDACORP, Inc.	398,658
2,074	NextEra Energy, Inc.	400,946
9,262	OGE Energy Corp.	399,378
4,164	Pinnacle West Capital Corp.	397,995
7,715	Portland General Electric Co.	399,946
7,718	Southern Co. (The)	398,866
7,039	Xcel Energy, Inc.	395,662

		9,706,029

	Electronic Equipment, Instruments & Components – 0.2%
46,517	Benchmark Electronics, Inc.	1,221,071
24,729	Itron, Inc.(a)	1,153,608

		2,374,679

	Entertainment – 0.2%
52,060	Lions Gate Entertainment Corp.	814,218
4,959	Madison Square Garden Co. (The), Class A(a)	1,453,632

		2,267,850

	Food & Staples Retailing – 0.4%
54,165	Sysco Corp.	3,616,055
39,579	US Foods Holding Corp.(a)	1,381,703

		4,997,758

	Food Products – 0.6%
37,124	Campbell Soup Co.	1,415,538
49,696	Conagra Brands, Inc.	1,378,567
42,892	Hain Celestial Group, Inc. (The)(a)	991,663
68,437	Mondelez International, Inc., Class A	3,416,375

		7,202,143

Shares	Description	Value (†)
	Common Stocks – continued
	Gas Utilities – 0.1%
3,902	Atmos Energy Corp.	$401,633
4,466	ONE Gas, Inc.	397,608
11,452	UGI Corp.	634,670

		1,433,911

	Health Care Equipment & Supplies – 0.5%
25,627	Baxter International, Inc.	2,083,731
14,233	Danaher Corp.	1,879,041
14,783	Zimmer Biomet Holdings, Inc.	1,887,789

		5,850,561

	Health Care Providers & Services – 0.3%
13,467	Magellan Health, Inc.(a)	887,745
48,693	MEDNAX, Inc.(a)	1,322,989
18,855	Quest Diagnostics, Inc.	1,695,441

		3,906,175

	Hotels, Restaurants & Leisure – 1.1%
1,774	Chipotle Mexican Grill, Inc.(a)	1,260,090
19,248	Hilton Worldwide Holdings, Inc.	1,599,701
19,081	Jack in the Box, Inc.	1,546,706
9,007	McDonald’s Corp.	1,710,429
41,976	MGM Resorts International	1,077,104
24,151	Starbucks Corp.	1,795,385
105,157	Wendy’s Co. (The)	1,881,259
17,001	Yum! Brands, Inc.	1,696,870

		12,567,544

	Household Products – 0.3%
5,738	Colgate-Palmolive Co.	393,283
26,185	Procter & Gamble Co. (The)	2,724,549

		3,117,832

	Industrial Conglomerates – 0.2%
110,385	General Electric Co.	1,102,746
10,797	Honeywell International, Inc.	1,715,859

		2,818,605

	Insurance – 2.0%
34,020	Aflac, Inc.	1,701,000
17,868	Allstate Corp. (The)	1,682,808
15,230	American Financial Group, Inc.	1,465,278
10,117	Aon PLC	1,726,972
52,483	Arch Capital Group Ltd.(a)	1,696,251
18,286	Arthur J. Gallagher & Co.	1,428,137
58,262	Brown & Brown, Inc.	1,719,312
12,316	Chubb Ltd.	1,725,225
35,551	Loews Corp.	1,703,959
1,709	Markel Corp.(a)	1,702,574
15,667	Marsh & McLennan Cos., Inc.	1,471,131
20,951	Torchmark Corp.	1,716,935

Shares	Description	Value (†)
	Common Stocks – continued
	Insurance – continued
12,473	Travelers Cos., Inc. (The)	$1,710,797
1,560	White Mountains Insurance Group Ltd.	1,443,749
9,636	Willis Towers Watson PLC	1,692,563

		24,586,691

	Interactive Media & Services – 0.4%
1,376	Alphabet, Inc., Class A(a)	1,619,401
48,724	Cars.com, Inc.(a)	1,110,907
7,226	Facebook, Inc., Class A(a)	1,204,502
4,883	IAC/InterActiveCorp(a)	1,025,967

		4,960,777

	Internet & Direct Marketing Retail – 0.1%
65,151	Waitr Holdings, Inc.(a)	800,706

	IT Services – 1.2%
8,143	Alliance Data Systems Corp.	1,424,862
31,258	Amdocs Ltd.	1,691,370
13,084	Automatic Data Processing, Inc.	2,090,038
20,992	DXC Technology Co.	1,349,995
15,239	Fidelity National Information Services, Inc.	1,723,531
49,315	Genpact Ltd.	1,734,902
12,393	Jack Henry & Associates, Inc.	1,719,405
13,861	PayPal Holdings, Inc.(a)	1,439,326
89,414	Verra Mobility Corp.(a)	1,064,027

		14,237,456

	Machinery – 0.2%
34,548	Terex Corp.	1,110,027
60,794	Trinity Industries, Inc.	1,321,054

		2,431,081

	Media – 0.1%
20,003	Loral Space & Communications, Inc.(a)	721,108

	Multi-Utilities – 0.5%
5,406	Ameren Corp.	397,611
20,330	CenterPoint Energy, Inc.	624,131
7,195	CMS Energy Corp.	399,610
4,501	Consolidated Edison, Inc.	381,730
8,439	Dominion Energy, Inc.	646,934
3,211	DTE Energy Co.	400,540
5,640	NorthWestern Corp.	397,112
6,742	Public Service Enterprise Group, Inc.	400,542
17,490	Sempra Energy	2,201,292
5,050	WEC Energy Group, Inc.	399,354

		6,248,856

	Multiline Retail – 0.1%
13,192	Dollar Tree, Inc.(a)	1,385,688

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.5%
58,803	Altus Mistream Co., Class A(a)	$346,937
22,130	Cheniere Energy, Inc.(a)	1,512,807
26,349	CVR Energy, Inc.	1,085,579
10,153	Diamondback Energy, Inc.	1,030,834
20,805	Hess Corp.	1,253,085
36,860	Peabody Energy Corp.	1,044,244

		6,273,486

	Pharmaceuticals – 0.4%
12,290	Johnson & Johnson	1,718,019
20,447	Merck & Co., Inc.	1,700,577
40,206	Pfizer, Inc.	1,707,549

		5,126,145

	Professional Services – 0.2%
13,054	Verisk Analytics, Inc.	1,736,182

	Real Estate Management & Development – 0.1%
33,059	CBRE Group, Inc., Class A(a)	1,634,768

	REITs—Apartments – 0.3%
22,438	American Homes 4 Rent, Class A	509,791
8,207	Apartment Investment & Management Co., Class A	412,730
2,017	AvalonBay Communities, Inc.	404,873
4,014	Camden Property Trust	407,421
5,394	Equity Residential	406,276
3,702	Mid-America Apartment Communities, Inc.	404,740
8,913	UDR, Inc.	405,185

		2,951,016

	REITs—Diversified – 0.0%
6,517	W.P. Carey, Inc.	510,477

	REITs—Health Care – 0.1%
8,093	National Health Investors, Inc.	635,705

	REITs—Manufactured Homes – 0.1%
3,514	Equity LifeStyle Properties, Inc.	401,650
3,407	Sun Communities, Inc.	403,798

		805,448

	REITs—Mortgage – 1.0%
36,725	AG Mortgage Investment Trust, Inc.	618,449
35,702	AGNC Investment Corp.	642,636
62,523	Annaly Capital Management, Inc.	624,605
32,797	ARMOUR Residential REIT, Inc.	640,525
11,574	Blackstone Mortgage Trust, Inc., Class A	399,997
199,330	Capstead Mortgage Corp.	1,712,245
33,570	Chimera Investment Corp.	629,102
90,512	Granite Point Mortgage Trust, Inc.	1,680,808
39,780	Invesco Mortgage Capital, Inc.	628,524
64,569	KKR Real Estate Finance Trust, Inc.	1,292,671

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Mortgage – continued
103,867	New York Mortgage Trust, Inc.	$632,550
31,368	PennyMac Mortgage Investment Trust	649,631
45,001	Ready Capital Corp.	660,165
17,775	Starwood Property Trust, Inc.	397,271
46,473	Two Harbors Investment Corp.	628,780

		11,837,959

	REITs—Office Property – 0.1%
9,985	Douglas Emmett, Inc.	403,594
12,304	Equity Commonwealth	402,218
14,172	Highwoods Properties, Inc.	662,966

		1,468,778

	REITs—Shopping Centers – 0.1%
3,099	Alexander’s, Inc.	1,165,751

	REITs—Warehouse/Industrials – 0.0%
8,326	Liberty Property Trust	403,145

	Road & Rail – 0.1%
19,267	Genesee & Wyoming, Inc., Class A(a)	1,678,926

	Semiconductors & Semiconductor Equipment – 0.2%
52,355	ON Semiconductor Corp.(a)	1,076,942
9,606	Xilinx, Inc.	1,217,945

		2,294,887

	Software – 1.1%
7,438	Autodesk, Inc.(a)	1,158,989
22,604	Citrix Systems, Inc.	2,252,715
13,877	Microsoft Corp.	1,636,653
55,246	Open Text Corp.	2,123,104
8,149	salesforce.com, inc.(a)	1,290,557
4,932	ServiceNow, Inc.(a)	1,215,689
45,254	Symantec Corp.	1,040,389
98,740	TiVo Corp.	920,257
11,763	Zendesk, Inc.(a)	999,855

		12,638,208

	Specialty Retail – 0.4%
8,235	Advance Auto Parts, Inc.	1,404,315
15,470	Lowe’s Cos., Inc.	1,693,501
44,575	Rent-A-Center, Inc.(a)	930,280
12,228	Tiffany & Co.	1,290,665

		5,318,761

	Thrifts & Mortgage Finance – 0.2%
104,966	Capitol Federal Financial, Inc.	1,401,296
70,743	Oritani Financial Corp.	1,176,456

		2,577,752

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – 0.3%
48,343	HD Supply Holdings, Inc.(a)	$2,095,669
28,656	WESCO International, Inc.(a)	1,519,055

		3,614,724

	Water Utilities – 0.1%
3,765	American Water Works Co., Inc.	392,539
10,784	Aqua America, Inc.	392,969

		785,508

	Wireless Telecommunication Services – 0.1%
23,885	T-Mobile US, Inc.(a)	1,650,454

	Total Common Stocks (Identified Cost $212,060,139)	218,142,310

	Exchange-Traded Funds – 4.1%
574,347	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $49,649,804)	49,663,785

	Closed-End Investment Companies – 0.8%
94,729	Apollo Investment Corp.	1,434,197
98,978	Ares Capital Corp.	1,696,483
62,464	Barings BDC, Inc.	612,772
86,019	BlackRock TCP Capital Corp.	1,219,749
63,541	Golub Capital BDC, Inc.	1,136,113
129,445	Hercules Capital, Inc.	1,638,774
87,871	TCG BDC, Inc.	1,272,372

	Total Closed-End Investment Companies (Identified Cost $8,994,920)	9,010,460

Principal Amount
Short-Term Investments – 75.0%
	Certificates of Deposit – 56.7%
$ 30,000,000	National Bank of Kuwait (NY), 2.550%, 4/01/2019	30,000,188
50,000,000	National Bank of Canada (NY), 1-month LIBOR + 0.150%, 2.643%, 4/10/2019(b)(c)	50,001,459
20,000,000	DZ Bank (NY), 2.700%, 4/10/2019	20,001,623
35,000,000	Landesbank Hessen (NY), 2.760%, 4/10/2019	35,003,631
10,000,000	Norinchukin Bank (NY), 2.680%, 4/17/2019	10,001,107
30,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 2.600%, 4/25/2019	30,002,013
20,000,000	Sumitomo Mitsui Bank (NY), 2.780%, 5/10/2019	20,007,101
30,000,000	Toronto-Dominion Bank (NY), 2.550%, 5/13/2019	30,000,439
50,000,000	Dexia Credit Local S.A. (NY), (Credit Support: Belgium, France, Luxembourg), 3-month LIBOR + 0.100%, 2.783%, 5/17/2019(b)(c)	50,005,719

Principal Amount		Description	Value (†)
		Certificates of Deposit – continued
$	40,000,000	Westpac Banking Corp. (NY), 1-month LIBOR + 0.270%, 2.758%, 5/20/2019(b)	$40,015,726
	20,000,000	Banco Del Estado De Chile (NY), 2.590%, 6/04/2019	20,001,498
	40,000,000	Nordea Bank ABP (NY), 2.540%, 6/11/2019	40,003,504
	36,000,000	Svenska Handelsbanken (NY), 1-month LIBOR + 0.280%, 2.773%, 6/11/2019(b)	36,018,625
	25,000,000	Royal Bank of Canada (NY), 1-month LIBOR + 0.310%, 2.802%, 6/12/2019(b)(c)	25,014,548
	11,000,000	Sumitomo Mitsui Trust Bank (NY), 2.570%, 6/13/2019	11,000,409
	45,000,000	Mizuho Bank Ltd. (NY), 2.620%, 6/17/2019	45,008,480
	25,000,000	DZ Bank (NY), 2.580%, 6/19/2019	25,001,816
	25,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.130%, 2.913%, 7/10/2019(b)(c)	25,009,419
	10,300,000	Swedbank (NY), 2.700%, 7/16/2019	10,305,990
	39,000,000	Sumitomo Mitsui Trust Bank (NY), 2.600%, 7/18/2019	39,001,350
	25,000,000	Sumitomo Mitsui Bank (NY), 2.630%, 9/04/2019	25,006,209
	5,000,000	Toronto-Dominion Bank (NY), 2.610%, 9/16/2019	5,000,212
	20,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.320%, 2.810%, 10/04/2019(b)	20,022,732
	15,000,000	Bank of Montreal (IL), 3-month LIBOR + 0.110%, 2.904%, 10/04/2019(b)(c)	15,006,751
	25,000,000	Commonwealth Bank of Australia (NY), 1-month LIBOR + 0.110%, 2.593%, 10/08/2019(b)	25,000,622

			681,441,171

		Commercial Paper – 8.8%
	11,000,000	MUFG Bank Ltd. (NY), 2.402%, 4/04/2019(d)	10,995,565
	25,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/16/2019(d)	24,969,325
	25,000,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 2.535%, 4/23/2019(d)	24,957,240
	15,000,000	Santander UK PLC, 2.637%, 5/03/2019(d)	14,963,877
	30,000,000	ING (U.S.) Funding LLC, 1-month LIBOR + 0.310%, 2.800%, 6/03/2019(b)	30,013,967

			105,899,974

		Time Deposits – 7.0%
	57,000,000	Skandinaviska Enskilda Banken (NY), 2.340%, 4/01/2019(e)	57,000,000
	26,850,000	National Bank of Kuwait (NY), 2.370%, 4/01/2019(e)	26,850,000

			83,850,000

Principal Amount	Description	Value (†)
	Treasuries – 2.5%
$9,600,000	U.S. Treasury Bills, 2.329%-2.371%, 5/02/2019(d)(f)(g)	$9,580,584
11,000,000	U.S. Treasury Bills, 2.336%, 4/04/2019(d)(g)	10,997,835
9,900,000	U.S. Treasury Bills, 2.405%, 6/06/2019(d)(g)	9,857,166

		30,435,585

	Total Short-Term Investments (Identified Cost $901,483,971)	901,626,730

	Total Investments – 98.0% (Identified Cost $1,172,188,834)	1,178,443,285
	Other assets less liabilities – 2.0%	24,372,376

	Net Assets – 100.0%	$1,202,815,661

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2019, the value of the Fund’s investment in the Subsidiary was $22,510,901 representing 1.87% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2019, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$165,230,209	$1,246,098	0.10%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Variable rate security. The interest rate adjusts periodically based on changes in current interest rates. Rate as of March 31, 2019 is disclosed.
(f)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts

SLM	Sallie Mae
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/19/2019	CHF	B	14,625,000	$14,618,831	$14,795,836	$177,005
UBS AG	6/19/2019	NOK	S	20,000,000	2,346,204	2,325,810	20,394
UBS AG	6/19/2019	NOK	S	100,000,000	11,558,005	11,629,048	(71,043)
UBS AG	6/19/2019	NZD	S	76,200,000	52,251,633	51,969,422	282,211
UBS AG	6/19/2019	SEK	B	504,000,000	54,005,365	54,526,483	521,118
UBS AG	6/19/2019	SEK	B	162,000,000	17,629,542	17,526,370	(103,172)
UBS AG	6/19/2019	SEK	S	100,000,000	10,940,848	10,818,747	122,101

Total							$948,614

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/28/2019	2,237	$475,452,796	$476,690,719	$1,237,923
5 Year U.S. Treasury Note	6/28/2019	712	81,729,343	82,469,625	740,282
10 Year Canada Government Bond	6/19/2019	428	43,741,385	44,531,088	789,703
10 Year U.S. Treasury Note	6/19/2019	1,729	212,215,282	214,774,219	2,558,937
ASX SPI 200™	6/20/2019	52	5,704,540	5,696,232	(8,308)
Australian Dollar	6/17/2019	1,003	70,825,785	71,303,270	477,485
Canadian Dollar	6/18/2019	683	51,091,370	51,245,490	154,120
DAX	6/21/2019	266	86,293,109	86,043,211	(249,898)
E-mini Russell 2000	6/21/2019	460	35,471,045	35,507,400	36,355
Euro Schatz	6/06/2019	457	57,314,423	57,402,851	88,428
EURO STOXX 50®	6/21/2019	44	1,603,743	1,614,961	11,218
Euro-BTP	6/06/2019	360	51,386,316	52,283,884	897,568
Eurodollar	9/16/2019	47	11,462,425	11,460,950	(1,475)
Eurodollar	6/17/2019	98	23,858,100	23,876,475	18,375
FTSE 100 Index	6/21/2019	425	39,157,497	39,918,616	761,119
German Euro Bund	6/06/2019	476	86,970,287	88,817,765	1,847,478
Hang Seng Index®	4/29/2019	53	9,687,985	9,815,865	127,880
MSCI Emerging Markets Index	6/21/2019	355	18,809,400	18,768,850	(40,550)
S&P/TSX 60 Index	6/20/2019	41	5,848,109	5,872,878	24,769
TOPIX	6/13/2019	158	22,783,335	22,695,660	(87,675)

Total					$9,383,734

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/19/2019	77	$3,617,075	$3,678,675	$61,600
Brent Crude Oil	4/30/2019	671	45,064,550	45,346,180	281,630
Copper LME	6/19/2019	520	82,838,050	84,324,500	1,486,450
Gasoline	4/30/2019	17	1,293,625	1,344,105	50,480
Gold	6/26/2019	362	47,658,660	47,005,700	(652,960)
Natural Gas	4/26/2019	317	8,866,490	8,438,540	(427,950)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts – continued
New York Harbor ULSD	4/30/2019	194	15,854,656	$16,062,968	$208,312
Nickel LME	6/19/2019	66	4,922,874	5,142,060	219,186
Silver	5/29/2019	39	3,109,825	2,946,450	(163,375)
Soybean Oil	7/12/2019	609	11,029,146	10,483,326	(545,820)
Sugar	4/30/2019	216	3,099,444	3,031,258	(68,186)
Wheat	7/12/2019	864	21,223,800	20,023,200	(1,200,600)
Zinc LME	6/19/2019	476	32,031,970	34,923,525	2,891,555

Total					$2,140,322

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/17/2019	712	$70,051,414	$70,048,011	$3,403
30 Year U.S. Treasury Bond	6/19/2019	325	47,739,140	48,638,281	(899,141)
British Pound	6/17/2019	37	3,063,331	3,019,200	44,131
E-mini S&P 500®	6/21/2019	284	39,800,222	40,296,760	(496,538)
Euro	6/17/2019	753	106,700,100	106,253,006	447,094
Euro-OAT	6/06/2019	74	13,471,122	13,503,159	(32,037)
Japanese Yen	6/17/2019	25	2,846,906	2,837,031	9,875
UK Long Gilt	6/26/2019	618	102,833,102	104,131,709	(1,298,607)

Total					$(2,221,820)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/19/2019	339	$15,812,837	$16,195,725	$(382,888)
Cocoa	5/15/2019	104	2,359,060	2,371,200	(12,140)
Coffee	5/20/2019	79	2,955,582	2,799,563	156,019
Copper LME	6/19/2019	439	67,430,400	71,189,338	(3,758,938)
Corn	7/12/2019	879	17,087,388	16,096,688	990,700
Cotton	5/08/2019	481	18,194,025	18,665,205	(471,180)
Live Cattle	6/28/2019	269	13,036,670	12,804,400	232,270
Low Sulfur Gasoil	5/10/2019	19	1,145,975	1,153,775	(7,800)
Nickel LME	6/19/2019	84	6,417,594	6,544,440	(126,846)
Soybean	7/12/2019	307	14,445,138	13,780,463	664,675
Soybean Meal	7/12/2019	618	19,560,380	19,158,000	402,380
WTI Crude Oil	4/22/2019	542	31,412,830	32,595,880	(1,183,050)

Total					$(3,496,798)

[1]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$218,142,310	$—	$—	$218,142,310
Exchange-Traded Funds	49,663,785	—	—	49,663,785
Closed-End Investment Companies	9,010,460	—	—	9,010,460
Short-Term Investments*	—	901,626,730	—	901,626,730
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,122,829	—	1,122,829
Futures Contracts (unrealized appreciation)	17,021,183	900,217	—	17,921,400

Total	$293,837,738	$903,649,776	$—	$1,197,487,514

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(174,215)	$—	$(174,215)
Futures Contracts (unrealized depreciation)	(11,770,081)	(345,881)	—	(12,115,962)

Total	$(11,770,081)	$(520,096)	$—	$(12,290,177)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2019, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,122,829	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$8,182,097
Foreign exchange contracts	—	1,132,705
Commodity contracts	—	7,645,257
Equity contracts	—	961,341

Total exchange-traded asset derivatives	$—	$17,921,400

Total asset derivatives	$1,122,829	$17,921,400

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(174,215)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,231,260)
Foreign exchange contracts	—	—
Commodity contracts	—	(9,001,733)
Equity contracts	—	(882,969)

Total exchange-traded liability derivatives	$—	$(12,115,962)

Total liability derivatives	$(174,215)	$(12,115,962)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2019, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$1,122,829	$948,614
Collateral pledged to UBS AG	2,636,968	2,636,968

Total over-the-counter counterparty credit risk	3,759,797	3,585,582

Exchange-traded counterparty credit risk
Futures contracts	17,921,400	17,921,400
Margin with brokers	49,838,167	49,838,167

Total exchange-traded counterparty credit risk	67,759,567	67,759,567

Total counterparty credit risk	$71,519,364	$71,345,149

Investment Summary at March 31, 2019 (Unaudited)

Certificates of Deposit	56.7%
Common Stocks	18.1
Commercial Paper	8.8
Time Deposits	7.0
Exchange-Traded Funds	4.1
Treasuries	2.5
Closed-End Investment Companies	0.8

Total Investments	98.0
Other assets less liabilities (including forward foreign currency and futures contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
	Common Stocks – 95.1% of Net Assets
	Banks – 5.1%
222,400	Bank of NT Butterfield & Son Ltd. (The)	$7,979,712
242,050	Chemical Financial Corp.	9,962,778
121,225	PacWest Bancorp	4,559,272

		22,501,762

	Building Products – 1.9%
68,300	Allegion PLC	6,195,493
44,875	Masonite International Corp.(a)	2,238,814

		8,434,307

	Capital Markets – 4.0%
297,550	Ares Management Corp., Class A	6,906,135
94,775	Nasdaq, Inc.	8,291,865
52,500	SEI Investments Co.	2,743,125

		17,941,125

	Chemicals – 1.5%
88,375	FMC Corp.	6,788,967

	Commercial Services & Supplies – 1.8%
104,600	Brink’s Co. (The)	7,887,886

	Construction & Engineering – 1.0%
393,150	WillScot Corp.(a)	4,360,034

	Consumer Finance – 1.0%
144,300	Synchrony Financial	4,603,170

	Containers & Packaging – 4.1%
43,125	AptarGroup, Inc.	4,588,069
52,075	Avery Dennison Corp.	5,884,475
143,000	Crown Holdings, Inc.(a)	7,803,510

		18,276,054

	Distributors – 0.7%
18,350	POOL CORP.	3,027,200

	Diversified Consumer Services – 2.3%
17,500	Bright Horizons Family Solutions, Inc.(a)	2,224,425
294,975	Laureate Education, Inc., Class A(a)	4,415,776
72,150	ServiceMaster Global Holdings, Inc.(a)	3,369,405

		10,009,606

	Electric Utilities – 4.6%
179,300	Evergy, Inc.	10,408,365
142,575	Eversource Energy	10,115,696

		20,524,061

	Electrical Equipment – 2.5%
55,600	AMETEK, Inc.	4,613,132

Shares	Description	Value (†)
	Common Stocks – continued
	Electrical Equipment – continued
32,450	Hubbell, Inc.	$3,828,451
97,750	nVent Electric PLC	2,637,295

		11,078,878

	Electronic Equipment, Instruments & Components – 3.2%
43,125	CDW Corp.	4,155,956
116,550	Keysight Technologies, Inc.(a)	10,163,160

		14,319,116

	Energy Equipment & Services – 0.7%
106,725	Baker Hughes, a GE Co.	2,958,417

	Entertainment – 1.3%
55,925	Electronic Arts, Inc.(a)	5,683,658

	Health Care Equipment & Supplies – 3.3%
16,050	Cooper Cos., Inc. (The)	4,753,528
127,650	Hologic, Inc.(a)	6,178,260
33,300	West Pharmaceutical Services, Inc.	3,669,660

		14,601,448

	Health Care Providers & Services – 1.5%
123,375	Centene Corp.(a)	6,551,213

	Hotels, Restaurants & Leisure – 1.2%
187,825	Aramark	5,550,229

	Independent Power & Renewable Electricity Producers – 3.6%
335,525	Atlantica Yield PLC	6,529,316
366,700	Vistra Energy Corp.	9,545,201

		16,074,517

	Insurance – 7.1%
97,300	Allstate Corp. (The)	9,163,714
114,400	Arthur J. Gallagher & Co.	8,934,640
157,950	Athene Holding Ltd., Class A(a)	6,444,360
49,950	Reinsurance Group of America, Inc.	7,091,901

		31,634,615

	IT Services – 12.9%
31,585	Alliance Data Systems Corp.	5,526,743
119,100	Booz Allen Hamilton Holding Corp.	6,924,474
59,350	CACI International, Inc., Class A(a)	10,802,887
96,900	Fidelity National Information Services, Inc.	10,959,390
105,025	Fiserv, Inc.(a)	9,271,607
58,900	Global Payments, Inc.	8,041,028
80,175	MAXIMUS, Inc.	5,690,822

		57,216,951

	Life Sciences Tools & Services – 2.1%
64,562	IQVIA Holdings, Inc.(a)	9,287,244

Shares	Description	Value (†)
	Common Stocks – continued
	Machinery – 1.5%
45,450	Oshkosh Corp.	$3,414,659
79,225	Timken Co. (The)	3,455,794

		6,870,453

	Media – 3.6%
148,125	Nexstar Media Group, Inc., Class A	16,052,306

	Metals & Mining – 0.7%
395,300	Constellium NV, Class A(a)	3,154,494

	Multi-Utilities – 6.7%
136,600	Ameren Corp.	10,046,930
176,300	CMS Energy Corp.	9,791,702
128,500	WEC Energy Group, Inc.	10,161,780

		30,000,412

	Multiline Retail – 1.0%
38,850	Dollar General Corp.	4,634,805

	Oil, Gas & Consumable Fuels – 3.4%
107,150	Continental Resources, Inc.(a)	4,797,105
705,225	QEP Resources, Inc.(a)	5,493,703
373,100	WPX Energy, Inc.(a)	4,891,341

		15,182,149

	REITs – Diversified – 3.4%
67,875	CyrusOne, Inc.	3,559,365
672,350	New Residential Investment Corp.	11,369,438

		14,928,803

	Semiconductors & Semiconductor Equipment – 1.6%
47,375	Analog Devices, Inc.	4,987,166
40,125	Versum Materials, Inc.	2,018,689

		7,005,855

	Software – 2.4%
63,600	Check Point Software Technologies Ltd.(a)	8,044,764
25,625	RingCentral, Inc., Class A(a)	2,762,375

		10,807,139

	Textiles, Apparel & Luxury Goods – 1.0%
129,350	Gildan Activewear, Inc.	4,652,720

	Thrifts & Mortgage Finance – 2.4%
55,075	Essent Group Ltd.(a)	2,393,009
174,175	MGIC Investment Corp.(a)	2,297,368
340,295	Mr. Cooper Group, Inc.(a)	3,263,429
127,225	Radian Group, Inc.	2,638,647

		10,592,453

	Total Common Stocks (Identified Cost $374,155,065)	423,192,047

Principal Amount	Description	Value (†)
Short-Term Investments – 5.0%
$22,112,591	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $22,115,355 on 4/01/2019 collateralized by $22,565,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $22,558,298 including accrued interest(b) (Identified Cost $22,112,591)	$22,112,591

	Total Investments – 100.1% (Identified Cost $396,267,656)	445,304,638
	Other assets less liabilities – (0.1)%	(370,872)

	Net Assets – 100.0%	$444,933,766

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$423,192,047	$—	$—	$423,192,047
Short-Term Investments	—	22,112,591	—	22,112,591

Total	$423,192,047	$22,112,591	$—	$445,304,638

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

IT Services	12.9%
Insurance	7.1
Multi-Utilities	6.7
Banks	5.1
Electric Utilities	4.6
Containers & Packaging	4.1
Capital Markets	4.0
Independent Power & Renewable Electricity Producers	3.6
Media	3.6
Oil, Gas & Consumable Fuels	3.4
REITs - Diversified	3.4
Health Care Equipment & Supplies	3.3
Electronic Equipment, Instruments & Components	3.2
Electrical Equipment	2.5
Software	2.4
Thrifts & Mortgage Finance	2.4
Diversified Consumer Services	2.3
Life Sciences Tools & Services	2.1
Other Investments, less than 2% each	18.4
Short-Term Investments	5.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2019 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.7% of Net Assets
	Air Freight & Logistics – 1.1%
19,325	FedEx Corp.	$3,505,748

	Airlines – 1.4%
142,200	American Airlines Group, Inc.	4,516,272

	Auto Components – 1.4%
37,800	Aptiv PLC	3,004,722
64,266	Delphi Technologies PLC	1,237,763

		4,242,485

	Automobiles – 4.3%
483,700	Fiat Chrysler Automobiles NV(a)	7,182,945
165,600	General Motors Co.	6,143,760

		13,326,705

	Banks – 8.3%
326,300	Bank of America Corp.	9,002,617
163,400	Citigroup, Inc.	10,166,748
136,045	Wells Fargo & Co.	6,573,695

		25,743,060

	Beverages – 1.3%
23,300	Constellation Brands, Inc., Class A	4,085,189

	Biotechnology – 2.6%
19,800	Regeneron Pharmaceuticals, Inc.(a)	8,130,276

	Capital Markets – 10.3%
118,600	Bank of New York Mellon Corp. (The)	5,980,998
164,800	Charles Schwab Corp. (The)	7,046,848
18,965	Goldman Sachs Group, Inc. (The)	3,641,090
29,385	Moody’s Corp.	5,321,330
14,785	S&P Global, Inc.	3,112,982
106,500	State Street Corp.	7,008,765

		32,112,013

	Consumer Finance – 4.9%
278,500	Ally Financial, Inc.	7,655,965
93,665	Capital One Financial Corp.	7,651,494

		15,307,459

	Electronic Equipment, Instruments & Components – 2.2%
84,500	TE Connectivity Ltd.	6,823,375

	Energy Equipment & Services – 1.8%
99,500	Halliburton Co.	2,915,350
101,900	National Oilwell Varco, Inc.	2,714,616

		5,629,966

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 3.2%
27,900	Netflix, Inc.(a)	$9,948,024

	Health Care Equipment & Supplies – 1.1%
40,700	Baxter International, Inc.	3,309,317

	Health Care Providers & Services – 2.9%
104,585	CVS Health Corp.	5,640,269
25,707	HCA Healthcare, Inc.	3,351,679

		8,991,948

	Hotels, Restaurants & Leisure – 2.6%
47,845	Hilton Worldwide Holdings, Inc.	3,976,398
161,700	MGM Resorts International	4,149,222

		8,125,620

	Industrial Conglomerates – 2.8%
881,700	General Electric Co.	8,808,183

	Insurance – 2.5%
181,845	American International Group, Inc.	7,830,246

	Interactive Media & Services – 5.9%
10,440	Alphabet, Inc., Class A(a)	12,286,732
36,290	Facebook, Inc., Class A(a)	6,049,180

		18,335,912

	Internet & Direct Marketing Retail – 4.2%
3,330	Booking Holdings, Inc.(a)	5,810,550
111,900	eBay, Inc.	4,155,966
199,200	Qurate Retail, Inc., Class A(a)	3,183,216

		13,149,732

	IT Services – 8.1%
32,120	Automatic Data Processing, Inc.	5,130,849
66,700	DXC Technology Co.	4,289,477
30,865	Gartner, Inc.(a)	4,681,603
25,885	MasterCard, Inc., Class A	6,094,623
33,005	Visa, Inc., Class A	5,155,051

		25,351,603

	Machinery – 5.1%
29,981	Caterpillar, Inc.	4,062,126
29,460	Cummins, Inc.	4,650,850
41,855	Parker Hannifin Corp.	7,183,155

		15,896,131

	Media – 5.9%
20,575	Charter Communications, Inc., Class A(a)	7,137,673
196,500	Comcast Corp., Class A	7,856,070
277,900	News Corp., Class A	3,457,076

		18,450,819

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 4.3%
109,100	Anadarko Petroleum Corp.	$4,961,868
182,900	Apache Corp.	6,339,314
661,000	Chesapeake Energy Corp.(a)	2,049,100

		13,350,282

	Semiconductors & Semiconductor Equipment – 3.6%
115,900	Intel Corp.	6,223,830
46,600	Texas Instruments, Inc.	4,942,862

		11,166,692

	Technology Hardware, Storage & Peripherals – 2.9%
47,855	Apple, Inc.	9,090,057

	Total Common Stocks (Identified Cost $263,704,079)	295,227,114

Principal Amount
Short-Term Investments – 5.5%
$17,150,314	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $17,152,458 on 4/01/2019 collateralized by $17,500,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $17,494,803 including accrued interest(b) (Identified Cost $17,150,314)	17,150,314

	Total Investments – 100.2% (Identified Cost $280,854,393)	312,377,428
	Other assets less liabilities – (0.2)%	(591,330)

	Net Assets – 100.0%	$311,786,098

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$295,227,114	$—	$—	$295,227,114
Short-Term Investments	—	17,150,314	—	17,150,314

Total	$295,227,114	$17,150,314	$—	$312,377,428

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2019 (Unaudited)

Capital Markets	10.3%
Banks	8.3
IT Services	8.1
Media	5.9
Interactive Media & Services	5.9
Machinery	5.1
Consumer Finance	4.9
Oil, Gas & Consumable Fuels	4.3
Automobiles	4.3
Internet & Direct Marketing Retail	4.2
Semiconductors & Semiconductor Equipment	3.6
Entertainment	3.2
Technology Hardware, Storage & Peripherals	2.9
Health Care Providers & Services	2.9
Industrial Conglomerates	2.8
Biotechnology	2.6
Hotels, Restaurants & Leisure	2.6
Insurance	2.5
Electronic Equipment, Instruments & Components	2.2
Other Investments, less than 2% each	8.1
Short-Term Investments	5.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%